   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 31, 1997

                                                               FILE NOS. 33-
                                                                        811-

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
                                      AND
                                                                        [X]
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             ATLAS INSURANCE TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               794 DAVIS STREET
                         SAN LEANDRO, CALIFORNIA 94577
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (510) 297-7444

                               LARRY E. LACASSE
                               794 DAVIS STREET
                         SAN LEANDRO, CALIFORNIA 94577
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:

                             MICHAEL GLAZER, ESQ.
                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
                            555 SOUTH FLOWER STREET
                         LOS ANGELES, CALIFORNIA 90071

                               -----------------

  The Registrant hereby elects to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                               -----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
               As soon as practicable following effective date.

                               -----------------

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             ATLAS INSURANCE TRUST

                             CROSS-REFERENCE SHEET
                   BETWEEN ITEMS ENUMERATED IN FORM N-1A AND
                          THIS REGISTRATION STATEMENT

        ITEM NO. OF
    PART A OF FORM N-1A                           CAPTIONS IN PROSPECTUS
----------------------------                ---------------------------------
 1. Cover Page                              Cover Page
 2. Synopsis                                Portfolio at a glance; What is
                                            the Portfolio's investment
                                            objective and strategies?
 3. Condensed Financial                     Not Applicable
    Information
 4. General Description of                  What Companies are affiliated
    Registrant                              with the Trust?; What is the
                                            Portfolio's investment objective
                                            and strategies?; What are the
                                            Portfolio's investment
                                            limitations?; How is the
                                            Portfolio administered?; Appendix
 5. Management of the Trust                 What are the Portfolio's fees and
                                            expenses?; What Companies are
                                            affiliated with the Trust?; How
                                            is the Portfolio administered?;
                                            Appendix
 6. Capital Stock and Other                 How is the Portfolio
    Securities                              administered?; What is the
                                            Trust's capital structure?
 7. Purchase of Securities                  Portfolio at a glance; What
    Being Offered                           Companies are affiliated with the
                                            Trust?; How is the Portfolio
                                            administered?; How is the
                                            Portfolio's net asset value
                                            determined?; How are the
                                            Portfolio's shares purchased and
                                            redeemed?
 8. Redemption or Repurchase                How is the Portfolio's net asset
                                            value determined?; How are the
                                            Portfolio's shares purchased and
                                            redeemed?
 9. Legal Proceedings                       Not Applicable
10. Cover Page                              Cover Page
11. Table of Contents                       Table of Contents
12. General Information and                 Not Applicable
    History

        ITEM NO. OF
    PART A OF FORM N-1A                           CAPTIONS IN PROSPECTUS
----------------------------                ---------------------------------
13. Investment Objectives                   Description of Certain Securities
    and Policies                            and Investment Policies;
                                            Fundamental Investment
                                            Restrictions; Portfolio Turnover
14. Management of the Trust                 Management of the Trust;
                                            Investment Management and Other
                                            Services
15. Control Persons and                     Management of the Trust;
    Principal Holders of                    Investment Management and Other
    Securities                              Services
16. Investment Advisory and                 Investment Management and Other
    Other Services                          Services; Additional Information
17. Brokerage Allocation                    Execution of Portfolio
                                            Transactions
18. Capital Stock and Other                 See Part A, Item 6
    Securities
19. Purchase, Redemption and                Determination of Net Asset Value;
    Pricing of Securities                   Redemption in Kind
    Being Offered
20. Tax Status                              Taxes
21. Underwriters                            Investment Management and Other
                                            Services
22. Calculation of Perfor-                  Investment Results
    mance Data
23. Financial Statements                    Financial Statements

ITEM IN PART C
--------------

24. Financial Statements and Exhibits
25. Persons Controlled by or Under Common Control with Registrant
26. Number of Holders of Securities
27. Indemnification
28. Business and Other Connections of Investment Adviser
29. Principal Underwriters
30. Location of Accounts and Records
31. Management Services
32. Undertakings

Signatures

                                     PART A

                             ATLAS INSURANCE TRUST

                     -------------------------------------
                                   PROSPECTUS
                     -------------------------------------

ATLAS ANNUITIES

                             ATLAS INSURANCE TRUST
                               794 DAVIS STREET
                             SAN LEANDRO, CA 94577
                       1-800-933-ATLAS (1-800-933-2852)

ATLAS INSURANCE TRUST

  Atlas Insurance Trust (the "Trust") is an open-end, management investment company, or mutual fund, offering a choice of investment portfolios or funds to investors through the purchase of the Atlas Portfolio Builder variable annuity contracts issued by PFL Life Insurance Company ("PFL Life"). The Trust currently consists of one investment portfolio, the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio invests in up to eight underlying Atlas Funds representing different combinations of equity, fixed income, and money market securities and reflecting varying degrees of investment risk and potential reward.

  Please read this Prospectus dated      , 1997 before investing and keep it
for future reference. It provides important information about the Trust and the Portfolio and will help you decide whether the Portfolio is appropriate for you. A Statement of Additional Information (the "SAI") further describing
the Trust and the Portfolio, dated      , 1997 was filed with the Securities
and Exchange Commission and is incorporated into this Prospectus by reference. A copy of a current SAI is available without charge by calling or writing the Trust.

  The Atlas Portfolio Builder variable annuity contracts are described in a separate prospectus issued by PFL Life which should be read in conjunction with this prospectus.

  ATLAS SECURITIES, INC. (DBA ATLAS FUNDS DISTRIBUTORS, INC. IN ARIZONA), THE DISTRIBUTOR OF THE TRUST'S SHARES, IS NOT A SAVINGS AND LOAN ASSOCIATION OR A BANK. TRUST SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF A SAVINGS AND LOAN ASSOCIATION OR A BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL ENTITY INCLUDING THE SECURITIES INVESTOR PROTECTION CORPORATION. TRUST SHARES ARE NOT INSURED OR GUARANTEED BY ANY PRIVATE INSURANCE COMPANY. THE VALUE OF SHARES OF THE PORTFOLIO WILL VARY IN RESPONSE TO MARKET CONDITIONS.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

PORTFOLIO AT A GLANCE.....................................................   3
WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE AND STRATEGIES?..............   4
WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?...............................   8
WHAT ARE THE OBJECTIVES AND CHARACTERISTICS OF THE UNDERLYING ATLAS
  FUNDS?..................................................................  10
WHAT ARE THE PORTFOLIO'S INVESTMENT LIMITATIONS?..........................  12
WHAT COMPANIES ARE AFFILIATED WITH THE TRUST?.............................  12
HOW IS THE PORTFOLIO ADMINISTERED?........................................  13
WHAT IS THE TRUST'S CAPITAL STRUCTURE?....................................  13
HOW IS THE PORTFOLIO'S NET ASSET VALUE DETERMINED?........................  14
HOW ARE THE PORTFOLIO'S SHARES PURCHASED AND REDEEMED?....................  14
HOW DOES THE PORTFOLIO HANDLE DIVIDENDS AND TAXES?........................  14
APPENDIX I--WHAT ARE THE UNDERLYING ATLAS FUNDS' INVESTMENT POLICIES AND
  PRACTICES?..............................................................  16
APPENDIX II--DESCRIPTION OF RATINGS.......................................  25

                             PORTFOLIO AT A GLANCE

INVESTMENT OBJECTIVE

  The ATLAS BALANCED GROWTH PORTFOLIO seeks long-term growth of capital, and moderate current income. The Portfolio is designed to provide broad one-stop diversification among equity, fixed income, and money market securities. The Portfolio is suitable for investors seeking a reasonable level of stock-market exposure, but who are not comfortable taking the substantial market risk of a more aggressive investment program. Of course there can be no assurance that the Portfolio's investment objective will be achieved.

STRATEGY

  The Portfolio diversifies its assets within set limits among eight underlying Atlas Funds. Allocation decisions reflect Atlas Advisers, Inc.'s ("Advisers") outlook for the economy, financial markets, and the relative valuations of the underlying Atlas Funds.

  The Portfolio's strategy of investing in other mutual funds results in greater expenses than you would incur if you invested in the underlying Atlas Funds directly. However, the underlying Atlas Funds are not available through the purchase of variable annuity contracts.

RISK CONSIDERATIONS

  Like most mutual funds, an investment in the Portfolio involves risk, principally stock market risk and interest rate risk. STOCK MARKET RISK is the possibility that stock prices in general will decline over short or extended periods. Stock markets tend to be cyclical with periods when stock prices generally rise or fall. The Portfolio also will have varying exposure to foreign stock markets, which are generally thought to be riskier than domestic markets. INTEREST RATE RISK is the possibility that bond prices will decline over short or long periods due primarily to changes in market interest rates.

  The ATLAS BALANCED GROWTH PORTFOLIO will have greatest exposure to stock market risk because of its significant investment in those Atlas Funds that focus on equity securities. It will have lower exposure to interest rate risk because of the smaller investment exposure it will have in those Atlas Funds that focus on or make a significant investment in fixed income securities.

  Investors in the Portfolio should be prepared for share price volatility and the possibility of losing money. Before investing, you should carefully consider the risks explained in more detail in "What are some of the Portfolio's potential risks?"

INVESTMENT MANAGER:

  Advisers, a Golden West Financial Corporation subsidiary and an affiliate of World Savings and Loan Association ("World"), was organized solely to manage Atlas mutual fund investments and began its operations on January 10, 1990. Advisers has retained professionals with substantial fund experience. Advisers has day-to-day responsibility for managing the Portfolio and for developing and executing the Portfolio's investment program.

HOW TO INVEST:

  Call 1-800-933-ATLAS (1-800-933-2852) and speak to an Atlas Investment Representative or meet with one in person at most World branches. Just call 1-800-933-ATLAS for more information on this Person-to-Person program or to make an appointment. You can also pick up Atlas Annuities literature at any World branch. The Portfolio is currently offered exclusively by Atlas Securities, Inc. (the "Distributor").

  When you purchase an Atlas Portfolio Builder variable annuity contract, you may allocate all or a portion of your premium payments to the Portfolio as an investment option under such contract. The Atlas Portfolio Builder, in turn, places orders to purchase and redeem shares of the Portfolio based on the amount of premium payments to be invested and surrender and transfer requests to be effected on that date.

WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE AND STRATEGIES?

  The investment objective of the Atlas Balanced Growth Portfolio is to seek long-term growth of capital with moderate current income. In pursuit of its objective, the Portfolio will allocate its assets among a group of the following eight diversified underlying Atlas Funds: Atlas U.S. Treasury Money (the "Money Fund"), Atlas U.S. Government and Mortgage Securities (the "Government Fund"), Atlas Strategic Income (the "Strategic Income Fund"), the Atlas Balanced (the "Balanced Fund"), Atlas Growth and Income (the "Growth and Income Fund"), Atlas Strategic Growth (the "Strategic Growth Fund"), Atlas Global Growth (the "Global Growth Fund"), and Atlas Emerging Growth (the "Emerging Growth Fund"). The Government and Strategic Income Funds will be referred to herein as the "Atlas Bond Funds", and the Balanced, Growth and Income, Strategic Growth, Global Growth, and Emerging Growth will be referred to as the "Atlas Stock Funds". The Portfolio will diversify within set limits based on Advisers' outlook for the economy, financial markets, and relative market valuation of each underlying fund. The amounts allocated to each underlying Atlas Fund will vary within the ranges specified below.

                                                               INVESTMENT RANGE
                                                                   FOR THE
    ATLAS FUND                                                     PORTFOLIO
    ----------                                                 ----------------
Money Fund....................................................       0-25%
Government Fund...............................................       0-25%
Strategic Income Fund.........................................       0-25%
Balanced Fund.................................................      10-40%
Growth and Income Fund........................................      10-40%
Strategic Growth Fund.........................................      10-40%
Global Growth Fund............................................      10-40%
Emerging Growth Fund..........................................      10-40%

ASSET ALLOCATION FRAMEWORK

  Asset allocation amongst equity, fixed income, and cash and money market securities is the most critical investment decision an investor makes. Determining the investments to make to implement an asset allocation strategy can be an arduous and time-consuming process. The Portfolio provides investors with an easy way to achieve broad diversification among asset classes with a single investment.

  In order to achieve its investment objective, the Portfolio allocates its assets among the underlying Atlas Funds, reflecting varying degrees of potential investment risk and reward. Under normal market conditions, the ATLAS BALANCED GROWTH PORTFOLIO expects to allocate its assets through its varying investment in the eight underlying Atlas Funds so as to maintain an allocation of approximately 40-75% Stock Funds, 10-30% Bond Funds, and 0-20% Money Funds and cash.

  It is important to understand that, because each of the underlying Atlas Stock Funds may invest a varying portion of its assets in fixed income securites, and because each of the underlying Atlas Funds may invest a varying portion of assets in money market securites, allocations to underlying Atlas Funds do not necessarily correspond with a percentage investment in a particular type of security by an underlying Atlas Fund. For example, a 50% allocation of the Portfolio's assets to the Atlas Stock Funds would result in less than 50% of the Portfolio's assets exposed to market risk.

WHAT ARE SOME OF THE PORTFOLIO'S POTENTIAL RISKS?

  The Portfolio's share price will fluctuate with changing market conditions as the share prices of the underlying Atlas Funds rise or fall. The risks are generally the same as with other mutual funds:

  . Market risk: the market value of equity securities (which constitute the primary investment of the Portfolio) will fluctuate with changing market and economic conditions.

  . Interest rate risk: the market value of fixed income securities can be expected to vary inversely in response to changes in interest rates.

  . Credit risk: the possibility exists that individual debt securities held by the underlying Atlas Funds could default or have their credit ratings downgraded, potentially reducing such fund's share price and income level. This risk is even greater with high-yield ("junk") bonds, whose issuers are more vulnerable to business setbacks and to economic changes, such as a recession, that might impair their ability to make timely interest and principal payments.

  . Prepayment risk: with mortgage-backed securities, there is a chance that, when interest rates are falling, homeowners will accelerate principal payments on mortgages and the underlying Atlas Fund will be forced to reinvest prepayments in lower yielding securities. Also prepayments can result in losses to investors in mortgage securities that were originally purchased at a price above par.

  . Currency risk: the risk that weak foreign currencies versus the U.S.
    dollar could result in losses for U.S. investors in foreign securities.

  A significant portion of the total assets of the Portfolio may also be exposed to the risks of foreign investing, including currency risk, as previously defined. The economies, markets, and political structures of some countries in which certain of the underlying Atlas Funds can invest, such as underdeveloped or emerging market countries, do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements.

WHAT ARE SOME OF THE PORTFOLIO'S POTENTIAL REWARDS?

  The Portfolio offers a professionally managed allocation of assets among a broad range of underlying Atlas Funds. By investing in a variety of underlying Atlas Funds, the Portfolio's performance could benefit from the diversified returns of many types of securities.

  The Portfolio invests in Atlas Funds holding domestic and foreign stocks, small-, mid- and large-cap stocks, and growth and value stocks. To a lesser extent, the Portfolio can invest in Atlas Funds holding high-quality domestic and foreign corporate and government bonds, high-yield bonds and convertible securities. The diversified nature of the Portfolio's investments should cushion declines in falling markets, especially when the bond and stock markets move in opposite directions, or when U.S. and foreign markets are not closely correlated.

  The theory of diversification holds that investors can reduce their overall risk by spreading assets among a variety of investments. Each type of investment follows a cycle of its own and responds differently to changes in the economy and the marketplace. A decline in one investment can be balanced by returns in other investments that are stable or rising. Therefore, a major benefit of the Portfolio is the potential for attractive long-term returns with reduced volatility.

HOW CAN I DECIDE WHETHER THE PORTFOLIO IS RIGHT FOR ME?

  If you seek broad diversification in a single investment and a reasonable level of stock-market exposure in an effort to achieve long-term capital appreciation, the ATLAS BALANCED GROWTH PORTFOLIO could be an appropriate part of your overall investment strategy. The Portfolio is suitable for investors who are not willing to take the substantial market risks of a more aggressive investment program, but can accept the possibility of share price declines.

  If you have any questions or wish to schedule an appointment with an Atlas Investment Representative to learn more about the Portfolio, just call 1-800-933-ATLAS (1-800-933-2852) for assistance.

WHAT ARE THE PORTFOLIO'S FEES AND EXPENSES?

  The Portfolio pays Advisers a fee for investment management and administrative services for facilitating and overseeing all aspects of its operations and establishing and implementing its investment program. Such fee is at an annual rate of 0.25% of the Portfolio's average daily net assets. Like other mutual funds, the Portfolio is responsible for its own operating expenses in addition to Advisers' fee including, but not limited to: transfer agent, custodian, legal, and auditing fees and expenses; compensation of Trustees who are not interested persons of Advisers; taxes, if any; costs and expenses of calculating its daily net asset value, accounting, bookkeeping, and recordkeeping required under the 1940 Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders' meetings and the preparation and dissemination of proxy materials which are appropriately allocable to the Portfolio; printing and mailing prospectuses, statements of additional information, and reports to existing shareholders; and other expenses relating to the Portfolio's operations. ADVISERS HAS AGREED TO REDUCE ITS FEE AND ASSUME EXPENSES OF THE PORTFOLIO TO THE EXTENT NECESSARY TO LIMIT THE PORTFOLIO'S TOTAL DIRECT OPERATING EXPENSES TO 1.00% THROUGH AT LEAST APRIL 30, 1998.

  The Portfolio will also indirectly bear its pro rata share of fees and expenses incurred by the underlying Atlas Funds and the investment return of the Portfolio will be net of the expenses of the underlying Atlas Funds. The following chart provides the expense ratios for each of the underlying Atlas
Funds in which the Portfolio will invest (based on information as of      ,
1997). Where applicable, expense ratios are restated to reflect current fees that are expected to be in effect during the Portfolio's first year of operations.

                                                                         EXPENSE
    UNDERLYING ATLAS FUND                                                 RATIO
    ---------------------                                                -------
Money Fund..............................................................
Government Fund.........................................................
Strategic Income Fund...................................................
Balanced Fund ..........................................................
Growth and Income Fund .................................................
Strategic Growth Fund ..................................................
Global Growth Fund .....................................................
Emerging Growth Fund ...................................................

  Based on the foregoing, the range of the average weighted expense ratio for
the Portfolio is expected to be   % to   %. A range is provided since the
average assets of the Portfolio invested in each of the underlying Atlas Funds will fluctuate.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

WHAT ARE THE OBJECTIVES AND CHARACTERISTICS OF THE UNDERLYING ATLAS FUNDS?

  The objectives and major characteristics of the underlying Atlas Funds are as follows:

                                              U.S. GOVERNMENT
                               U.S. TREASURY   AND MORTGAGE     STRATEGIC
                               MONEY FUND(1)  SECURITIES FUND  INCOME FUND
                               ------------- ----------------- ------------
Investment Strategy and Risk   Seeks yield   Seeks liquidity   Seeks high
Consideration                  combined with and higher pre-   current
                               maximum       tax yield than    income. In
                               safety,       short-term        addition to
                               liquidity,    investments may   interest
                               and           provide. Subject  rate and
                               preservation  to interest rate  prepayment
                               of principal  and prepayment    risk,
                               through a     risk              subject to
                               stable share                    the special
                               price                           risks
                                                               involved
                                                               with foreign
                                                               investing,
                                                               use of
                                                               derivatives
                                                               and high-
                                                               yield,
                                                               lower-rated
                                                               securities.
Investment Objectives(2)       A high level  A high level of   A high level
                               of current    current income    of current
                               income        consistent with   income
                               consistent    prudent           consistent
                               with maximum  investment        with prudent
                               safety,       management and    risk
                               liquidity and preservation of   management
                               stability of  capital           and
                               principal,                      preservation
                               exempt from                     of capital
                               state income
                               tax in most
                               states
Portfolio Securities(3)        Short-term    Intermediate and  U.S.
                               obligations   long-term U.S.    Government
                               directly      Government        securities,
                               issued by the obligations and   debt
                               U.S. Treasury mortgage related  securities
                                             securities issued of foreign
                                             by U.S.           governments
                                             Government        and
                                             agencies or       companies,
                                             instrumentalities and lower-
                                             or private        rated, high-
                                             issuers           yield debt
                                                               securities
                                                               of U.S.
                                                               companies
Quality of Debt Securities(4)  Highest       Quality--three    Full Range--
                               Quality--     highest rating    All rating
                               supported by  quality grades,   quality
                               the full      such as Moody's   grades, such
                               faith and     (Aaa, Aa, A) or   as Moody's
                               credit of the S&P (AAA, AA, A); (Aaa, Aa, A,
                               U.S.          primarily highest Baa, Ba, B,
                               Government    quality           Caa, Ca, C,
                                                               D) or S&P
                                                               (AAA, AA, A,
                                                               BBB, BB, B,
                                                               CCC, CC, C,
                                                               D)

-----------
(1) There can be no assurance that a stable net asset value will always be achieved.
(2) These investment objectives are fundamental and cannot be changed without shareholder approval.
(3) Please read Appendix I for a more detailed description of securities and strategies.

  BALANCED       GROWTH AND        STRATEGIC          GLOBAL            EMERGING
    FUND        INCOME FUND       GROWTH FUND       GROWTH FUND        GROWTH FUND
------------    ------------     -------------     -------------      ------------
Seeks a         Seeks growth     Seeks growth      Seeks growth
balance of      of capital,      of capital        of capital
capital         with some        only. Subject     only. Subject
growth and      current          to market         to market
high current    income.          risk.             risk and the
income.         Subject to                         special risks
Subject to      market risk.                       involved with
market risk                                        substantial
and interest                                       foreign
rate risk.                                         investing.
                                                   Subject to
                                                   market risk.
Long-term       Long-term        Long-term         Long-term
capital         capital          capital           capital
growth and a    growth and       growth,           growth,
high level      some current     without           without
of current      income           consideration     consideration
income          consistent       of current        of current
consistent      with prudent     income,           income,
with prudent    investment       consistent        consistent
investment      management       with prudent      with prudent
management                       investment        investment
and                              management        management
preservation
of capital
Common and      Common and       Common and        Common and
preferred       preferred        preferred         preferred
stocks,         stocks and       stocks and        stocks and
convertible     convertible      convertible       convertible
securities      securities       securities        securities of
and bonds       selected         selected          U.S. and
                primarily        solely for        foreign
                for their        their             companies
                appreciation     appreciation
                potential        potential
                and, in many
                instances,
                for their
                dividend
                paying
                ability
Investment Grade--four highest rating              Full Range --
quality grades such as Moody's (Aaa, Aa, A,        All rating
Baa) or S&P (AAA, AA, A, BBB)                      quality
                                                   grades, such
                                                   as Moody's
                                                   (Aaa, Aa, A,
                                                   Baa, Ba, B,
                                                   Caa, Ca, C,
                                                   D) or S&P
                                                   (AAA, AA, A,
                                                   BBB, BB, B,
                                                   CCC, CC, C, D)

(4) Based on ratings of nationally recognized credit rating agencies such as Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if not rated, of comparable quality in the opinion of the Adviser, or Subadviser if applicable. Applies only to debt securities. Rating agencies do not rate equity securities. Please read the Appendix II for a more detailed description of quality standards.

WHAT ARE THE PORTFOLIO'S INVESTMENT LIMITATIONS?

  The Portfolio operates under the following limitations:

  DIVERSIFICATION. The Portfolio is a "nondiversified" investment company for purposes of the 1940 Act because it invests in the securities of a limited number of mutual funds. However, the underlying Atlas Funds themselves are diversified investment companies. The Portfolio intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

  FUNDAMENTAL INVESTMENT POLICIES. As a matter of fundamental policy, the Portfolio will not: (i) invest more than 25% of its total assets in any one industry, except for investment companies which are members of the Atlas family of funds; and (ii) borrow money, except temporarily to facilitate redemption requests, in amounts exceeding 30% of the Portfolio's total assets valued at market.

  OTHER RESTRICTIONS. As a matter of operating policy the Portfolio will limit its investment in illiquid assets, such as restricted securities or repurchase agreements and time deposits with more than seven days to maturity, to no more than 10% of total assets. Additional investment restrictions are described in the Trust's Statement of Additional Information.

WHAT COMPANIES ARE AFFILIATED WITH THE TRUST?

  Atlas Insurance Trust (the "Trust") was organized by Golden West Financial Corporation ("Golden West Financial"). Golden West Financial is a New York Stock Exchange listed savings and loan holding company, headquartered in Oakland, California, with assets at December 31, 1996 in excess of $ billion. The Trust has engaged Atlas Advisers, Inc. ("Advisers") and Atlas Securities, Inc. (the "Distributor"), two wholly owned subsidiaries of Golden West Financial, to provide investment advice and distribution services to the Portfolio. Advisers and the Distributor provide similar services to the Atlas Funds.

  Advisers is a registered investment adviser. Advisers has overall responsibility for the investment advisory services provided to the Portfolio, including formulating the Portfolio's investment policies, analyzing market conditions, providing portfolio management services to the Portfolio, and monitoring and evaluating services provided to the Portfolio by others.

  The Distributor is a broker-dealer registered with the Securities and Exchange Commission ("SEC") and maintains membership with the National Association of Securities Dealers. It is the principal underwriter and sole distributor of the Trust's shares. Advisers and the Distributor have contracted with World Savings and Loan Association ("World Savings" or "World"), Golden West Financial's principal operating subsidiary, for certain services and facilities to be used in the conduct of mutual fund operations. The Distributor has established Atlas Investment

Centers in Arizona, California, Colorado, Florida, Kansas, New Jersey and Texas branches of World Savings, a federally chartered institution with branches in 7 states, as of December 31, 1996. NEITHER THE TRUST, THE ATLAS FUNDS, ADVISERS, NOR THE DISTRIBUTOR IS A SAVINGS AND LOAN ASSOCIATION OR A BANK, AND THE PORTFOLIO'S SHARES ARE NOT INSURED OR GUARANTEED BY ANY GOVERNMENT OR PRIVATE INSURANCE COMPANY.

HOW IS THE PORTFOLIO ADMINISTERED?

  The Board of Trustees supervises the business activities of the Trust, which include the hiring and supervision of professionals to administer the Portfolio, approval of contracts, election of officers, and approval of auditor selection and reports. The Trustees bring to the Portfolio extensive experience in investments, financial services management, economics, and accounting. Their primary responsibility in overseeing the Portfolio is to serve the investors' best interests. You will find information about each Trustee's background in the SAI.

  ADVISERS provides portfolio management services to the Portfolio, the Atlas U.S. Treasury Money Fund and the Atlas U.S. Government and Mortgage Securities Fund and, with respect to the other underlying Atlas Funds, supervises the provision of similar services by OppenheimerFunds, Inc. located at Two World Trade Center, New York, New York 10048. Advisers is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. Advisers has retained investment professionals with substantial experience in managing institutional and individual investments.

  THE DISTRIBUTOR. The shares of the Portfolio are distributed by Atlas Securities, Inc. (the "Distributor"), which serves as the principal underwriter of the Portfolio's shares.

WHAT IS THE TRUST'S CAPITAL STRUCTURE?

  The Trust was organized as a business trust under the laws of Delaware on October , 1996. The Trust may issue an unlimited number of shares of beneficial interest all having no par value. Since the Trust may offer multiple investment Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees. The Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions.

HOW IS THE PORTFOLIO'S NET ASSET VALUE DETERMINED?

  The net asset value per share for the Portfolio is determined as of the regular close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. The net asset value per share is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. This determination is made by appraising the Portfolio's underlying investments (i.e., the underlying Atlas Funds) at the price of each such Fund determined at the close of the Exchange.

HOW ARE THE PORTFOLIO'S SHARES PURCHASED AND REDEEMED?

  PFL Life places orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts. The shares of the Portfolio are purchased and redeemed at the net asset value of the Portfolio's shares as computed on the business day (a day that the Exchange is open for trading) immediately preceding the receipt of an order in proper form.

  Although it is not expected to do so, the Trust may, from time to time, temporarily suspend the offering of shares of the Portfolio. During the period of such suspension, shareholders of the Portfolio are normally permitted to continue to purchase additional shares and to have dividends reinvested.

  No fee is charged shareholders when they purchase or redeem Portfolio shares.

HOW DOES THE PORTFOLIO HANDLE DIVIDENDS AND TAXES?

  DIVIDENDS. The Trust normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of the Portfolio at least annually.

  TAXES. Under the current Internal Revenue Code ("Code"), PFL Life is taxed as a life insurance company and the operation of its separate account is taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the values of variable annuity contracts. Tax consequences to variable annuity contract holders are described in the separate prospectus issued by PFL Life.

  The Portfolio intends to qualify as a regulated investment company under subchapter M of the Code. As a result, with respect to any fiscal year in which the Portfolio distributes all its net investment income and net realized capital gains, the Portfolio will not be subject to federal income tax. Subchapter M includes other requirements relating to the diversification of investments. Subchapter M's diversification requirements are in addition to diversification requirements under Section 817(h) of the Code and the 1940 Act. Each applicable law's diversification requirement could require the sale of assets of the Portfolio, which could have an adverse impact on the net asset value of the Portfolio.

  Because the Trust is established as an investment medium for variable annuity contracts, Section 817(h) of the Code imposes additional diversification requirements on the Portfolio. These requirements generally are that as of the end of each quarter or within 30 days thereafter, no more than 55% of the value of the total assets of the Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, each underlying Atlas Fund is treated as a single investment.

  The preceding is a brief summary of certain of the relevant tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the State of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                                 APPENDIX I--

                            WHAT ARE THE UNDERLYING
                ATLAS FUNDS' INVESTMENT POLICIES AND PRACTICES?

  In pursuing their investment objectives and strategies, each of the underlying Atlas Funds is permitted to engage in a wide range of investment policies. Certain of these policies are described in the following paragraphs and further information about the underlying Atlas Funds is contained in the Statement of Additional Information as well as the prospectus of such Funds. Because the Portfolio invests in the underlying Atlas Funds, shareholders of the Portfolio will be affected by these investment policies in direct proportion to the amount of assets the Portfolio allocates to the underlying Funds pursuing such policies.

  The ATLAS U.S. TREASURY MONEY FUND maximizes safety by investing in debt securities issued by the U.S. Treasury. These securities, the only securities in which this Fund will invest, are guaranteed as to principal and interest by the full faith and credit of the U.S. Government and are of the highest possible credit quality. Though such securities involve little risk of loss of principal, if held to maturity, like any debt obligation they are subject to variations in market value due to fluctuations in interest rates. The Money Fund reduces this market risk by investing only in securities maturing in 13 months or less and by maintaining an average weighted maturity of 90 days or less.

  The ATLAS U.S. GOVERNMENT AND MORTGAGE SECURITIES FUND will, under normal market conditions, invest at least 80% of its assets in U.S. Government securities, mortgage securities, and in repurchase agreements collateralized by mortgage securities. U.S. Government securities are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and include mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (please see the Appendix). At least 50% of this Fund's assets will be invested in U.S. Government securities (including GNMA government securities, and FNMA and FHLMC government agency mortgage securities) and at least 25% of its assets will be invested in mortgage securities (including U.S. Government and government agency mortgage securities, and privately issued mortgage related and mortgage-backed securities).

  The ATLAS STRATEGIC INCOME FUND will, under normal market conditions, invest in each of three market sectors: (1) U.S. Government securities, (2) debt securities of foreign governments and companies, and (3) lower-rated, high-yield debt securities of U.S. companies. From time to time the amounts the Fund invests in each sector will be adjusted.

  By investing in all three sectors, this Fund seeks to reduce the volatility of fluctuations in its net asset value per share, because the overall securities price and interest rate movements in each of the different sectors are not necessarily correlated with each other. Changes in one sector may be offset by changes in another sector that moves in a different direction. Therefore, this strategy may help reduce some of the risks from negative market movements and interest rate changes in any one sector. However, the Fund may invest up to 100% of its assets in any one sector if its Subadviser believes that in doing so the Fund can achieve its objective without undue risk to the Fund's assets.

  When investing this Fund's assets, the Subadviser considers many factors, including general economic conditions in the U.S. and abroad, prevailing interest rates, and the relative yields of U.S. and foreign securities. While the Fund may seek to earn income by writing covered call options, market price movements may make it disadvantageous to do so. The Fund may also try to hedge against losses by using hedging strategies described below. When market conditions are unstable, the Fund may invest substantial amounts of its assets in money market instruments for defensive purposes. These strategies are described in greater detail in the Statement of Additional Information.

  The ATLAS BALANCED FUND will, under normal market conditions, invest primarily in a combination of income-producing equity securities (defined as common stocks, preferred stocks, and securities having the investment characteristics of common stock, such as securities convertible into common stock). To achieve its additional objective of conserving principal while seeking moderate capital appreciation, the Fund will invest in securities of the type described above thought by the Fund's Subadviser to provide opportunities for growth without undue risk. The proportion of this Fund's assets invested in the particular types of securities described above will vary from time to time, with emphasis on income producing equity securities but with at least 25% of assets invested in fixed income senior debt.

  The ATLAS GROWTH AND INCOME FUND will, under normal market conditions, invest at least 65% of its assets in equity securities (as previously defined) expected to grow at a rate that outperforms the general market over the long-term. Many of these securities will pay dividends. Companies will be evaluated by the Fund's Subadviser based on a variety of factors including: quality of management, undervalued assets, or higher projected earnings growth relative to recognized market benchmark indicators such as the Standard & Poor's 500 composite index of companies.

  The ATLAS STRATEGIC GROWTH FUND will, under normal market conditions, invest primarily in equity securities (as previously defined) considered by the Fund's Subadviser to have better-than-expected earnings prospects and below-normal valuations. Current income is not a consideration in selecting portfolio securities.

  The ATLAS GLOBAL GROWTH FUND will, under normal market conditions, invest primarily in equity securities (as previously defined) of corporations of growth-oriented companies that are traded in markets of at least three different countries (which may include the United States). These securities tend to be issued by companies that may be developing new products or services, or expanding into new markets for their products. The Fund may invest in securities of smaller, less well-known companies as well as those of large, well-known companies. Current income is not a consideration in selecting portfolio securities.

  The Fund's Subadviser currently employs an investment strategy in selecting foreign and domestic securities that considers the effects of worldwide trends on the growth of various business sectors. These trends or "global themes" currently include telecommunications expansion, emerging consumer markets, infra-structure development, natural resource use and development, corporate restructuring, capital market development in foreign countries, health care expansion, and global integration. These trends, which may affect the growth of companies having business in these sectors, may suggest opportunities for investing the Fund's assets. The Subadviser does not invest a fixed or specific amount of the Fund's assets in any one sector, and these themes or this approach may change over time.

  The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes as well as in "special situations" the Subadviser believes present opportunities for capital growth. For example, when a country's economy is expanding, companies in the financial services and consumer products industries may be in a position to benefit from changes in the business cycle and may present long-term growth opportunities.

  The Atlas Emerging Growth Fund will . . .

  Each Stock Fund may seek investment opportunities among securities of smaller, less well known ("unseasoned") companies as well as securities of large, well known companies. Each Stock Fund may also invest in investment grade bonds and notes issued by U.S. and foreign governments and corporations, and money market securities.

  Each of the Stock Funds may invest in corporate and taxable government debt securities and money market instruments. As a temporary defensive strategy, each Stock Fund may also invest up to 100% of its assets in debt securities or money market instruments when market conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders.

WHAT ARE THE UNDERLYING ATLAS FUNDS INVESTMENT PRACTICES?

  LENDING OF PORTFOLIO SECURITIES. Like other mutual funds, the underlying Atlas Funds may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the underlying Atlas Funds could experience delays in recovering its securities and possibly capital losses.

  FOREIGN SECURITIES. The Portfolio will invest in certain underlying Atlas Funds that invest all or a portion of their assets in foreign securities. These investments in foreign securities, include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers. Such investments increase the Portfolio's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). To the extent the underlying Atlas Funds invest in developing countries, these risks are increased.

  DERIVATIVE INVESTMENTS. The Strategic Income and Emerging Growth Funds can invest in a number of different kinds of "derivative investments." These Funds may use some types of derivatives for hedging purposes, and may invest in others because they offer the potential for increased income and principal value. In general, a "derivative investment" is a specially-designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index or currency. In the broadest sense, derivative investments include exchange-traded options and futures contracts which the other underlying Atlas Funds may also utilize.

  One risk of investing in derivative investments is that the company issuing the instrument might not pay the amount due on the maturity of the instrument. There is also the risk that the underlying investment or security might not perform the way the Subadviser expected it to perform. The performance of derivative investments may also be influenced by interest rate changes in the U.S. and abroad. All of these risks can mean that the Fund will realize less income than expected from its investments, which will affect that Fund's share price. Certain derivative investments held by a Fund may trade in the over-the-counter markets and may be illiquid. If that is the case, the Fund's investment in them will be limited.

  Another type of derivative the Atlas Strategic Income and Emerging Growth Funds may invest in is an "index-linked" note. On the maturity of this type of debt security, payment is made based on the performance of an underlying index, rather than based on a set principal amount for a typical note. Another derivative investment the Funds may invest in is a currency-indexed security. These are typically short-term or intermediate-term debt securities. Their value at maturity or the interest rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This variety of index security offers the potential for greater income but at a greater risk of loss.

  Other derivative investments the Atlas Strategic Income and Emerging Growth Funds may invest in include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, such debt security is exchanged for common stock of the issuer or is payable in an amount based on the price of the issuer's common stock at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the principal amount of the debt (because the price of the issuer's common stock is not as high as was expected).

  OPTIONS AND FUTURES STRATEGIES. The underlying Atlas Funds, other than the Treasury Money Fund, may engage in options on securities, options on futures and futures contract strategies to hedge their investments against changes in interest rates, securities prices and foreign currencies, to manage cash flow, to attempt to enhance income, or as a temporary substitute for purchases or sales of actual securities. They will not engage in such transactions for speculation. Their ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed.

  The underlying Atlas Funds may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies. The underlying Atlas Funds may also enter into foreign currency exchange contracts to hedge specific transactions or portfolio positions against changes in currency exchange rates. These strategies involve risks and transaction costs to which the Funds would otherwise not be subject. If the Adviser's or a Subadviser's prediction of the direction of market movements in the underlying instruments or indices is inaccurate, the Fund involved may be left in a worse position than if such strategies were not used.

  A more thorough description of these investment practices and their associated risks is contained in the current Statement of Additional Information. The underlying Atlas Funds will not use leverage in futures, options on futures and options on securities transactions, and are not commodity pools. When required by SEC guidelines, each Fund will maintain a segregated account with the Custodian with sufficient cash, U.S. Government securities or other highly liquid, high grade securities to cover its potential futures and options obligations.

  REVERSE REPURCHASE AND DOLLAR REVERSE REPURCHASE AGREEMENTS. May be entered into by the underlying Atlas Funds. A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. In addition, the Government and Strategic Income Funds may enter into similar transactions, known as dollar reverse repurchase agreements, with respect to mortgage-backed securities. Dollar reverse repurchase agreements differ from reverse repurchase agreements only with respect to the securities repurchased by a Fund, which are substantially similar but not identical to the securities the Fund sold. Each underlying Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid, securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (but no collateral is required on such agreements with banks).

Under the 1940 Act, these agreements are considered borrowings by a Fund. Accordingly, each underlying Fund will limit its investments in such agreements, together with any bank borrowings, to no more than one-third of each underlying Fund's total assets. Reverse repurchase and dollar reverse repurchase agreements create leverage, which is speculative, and increase a Fund's investment risk. If the income and gains on securities purchased with the proceeds of these agreements exceed the costs of the agreements, an underlying Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

  REVERSE DOLLAR REVERSE REPURCHASE AGREEMENTS. May be engaged in by the Government and Strategic Income Funds. These Funds may purchase mortgage-backed securities together with an agreement to sell similar securities at a future date. Such reverse dollar reverse repurchase agreements are subject to the same risks and restrictions as repurchase agreements. Cash, U.S. Government securities or other liquid securities will be segregated to meet these obligations when due. The Funds will not engage in these transactions in an amount that exceeds one-third of each of their assets.

  SPECIAL RISKS OF LOWER-RATED SECURITIES. In seeking high current income, the Atlas Strategic Income Fund may invest in higher-yielding, lower-rated debt securities. There is no restriction on the amount of that Fund's assets that could be invested in these types of securities. The Atlas Global Growth and [Small Company] Funds may also invest in lower-rated securities, but to a much more limited extent. Lower-rated debt securities are those rated below "investment grade," such as debt securities that have a rating lower than "Baa" by Moody's Investors Services, Inc. "Moody's") or "BBB" by Standard & Poor's Corporation ("S&P"). These securities may be rated as low as "C" or "D" or may be in default at the time of purchase.

  High yield, lower-grade securities, whether rated or unrated, have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.

  These risks mean that the Funds may not achieve the expected income from lower-grade securities, and that the Funds' net asset value per share may be affected by declines in value of these securities.

  MORTGAGE-BACKED SECURITIES. The Government Fund and the Strategic Income Fund may invest substantially in mortgage-backed securities issued by GNMA, FNMA, and FHLMC. Mortgage-backed securities are backed by a pool of mortgage loans and provide a monthly payment of principal and interest, which is passed through as payments are made on the underlying mortgages. Additional payments may be made from unscheduled repayments of principal due to refinancing, sale or foreclosure of the underlying property.

  If interest rates decline, these prepayments tend to increase due to refinancing of mortgages. Therefore, the average life, or effective maturity of mortgage-backed securities is normally shorter than the typical 30-year maturity of the underlying mortgages. Since the prepayment rate varies with market conditions, it is not possible to accurately anticipate what the average maturity of the portfolio will be. The yield of the Funds will be affected by reinvestment of prepayments at higher or lower rates than the original investment. Also, to the extent the Funds purchase mortgage securities at a premium, prepayments will result in some loss to the extent of the premium. Like other debt securities, mortgage related securities' values, including government related mortgage securities, fluctuate inversely in response to interest rates.

  Prompt payment of principal and interest on GNMA certificates is backed by the full faith and credit of the United States. FNMA guaranteed pass-through certificates and FHLMC participation certificates are supported by the credit of the issuing agency. The U.S. Government is not legally obligated to provide financial support to FNMA and FHLMC, but may do so in its discretion.

  Privately issued mortgage related bonds and mortgage-backed securities are issued by financial institutions such as commercial banks, thrift institutions, mortgage bankers and securities broker-dealers. Mortgage related bonds are general obligation, fixed-income securities collateralized by mortgages. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") as authorized under the Internal Revenue Code. CMOs are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. CMO's may be issued by a U.S. Government agency such as FHLMC and collateralized by U.S. Government or government agency mortgage securities, or by private issuers and collateralized by U.S. Government and/or government agency mortgage securities or by privately issued mortgage securities.

  The U.S. Government and the Strategic Income Funds may invest in other mortgage related debt obligations secured by mortgages on commercial or residential properties and may purchase securities known as "strips." Strips are securities from which the unmatured interest coupons have been "stripped" from the principal portion and sold separately. The Funds may invest in the principal portion or in the interest coupons of U.S. Government and mortgage securities or in receipts or certificates representing interests in stripped securities or interest coupons. The principal portion of a stripped security pays no interest to its holder during its life, and its value consists of the difference between its face value at maturity and its acquisition price. Mortgage-backed securities strips are subject to increased volatility in price due to interest rate changes, the risk that the security will be less liquid during demand or supply imbalances, and the risk that, due to unscheduled prepayments, the maturity date will be shorter than anticipated and reinvestment of the proceeds may only be possible at a lower yield. As with any debt obligation, the value of U.S. Government and mortgage securities will fluctuate with changes in interest rates or market perceptions of the creditworthiness of the issuer.

HOW ARE THE INVESTMENTS OF THE UNDERLYING ATLAS FUNDS MANAGED?

  Advisers provides portfolio management services to the Atlas U.S. Treasury Money Fund and the Atlas U.S. Government and Mortgage Securities Fund, and supervises the provision of similar services to the other underlying Atlas Funds by OppenheimerFunds, Inc., (the "Subadviser").

  Roberta A. Conger, Group Senior Vice President and Treasurer of World Savings, and Tim Stare, Vice President of World Savings, are the persons primarily responsible for the day-to-day management of the portfolios of the Government Fund and the Money Fund. Ms. Conger has more than 25 years experience as a trader and portfolio manager of fixed-income securities, including the last 11 years involved in managing the investments of Golden West Financial's over $2 billion portfolio of mortgage-backed and mortgage-related securities, money market instruments, bonds, other debt obligations, and U.S. Government securities. Mr. Stare has over 20 years experience as a trader and portfolio manager of fixed-income securities, including the last six years managing the investment portfolios for World Savings and Golden West Financial.

  The Subadviser is owned by Oppenheimer Acquisition Corp., a holding company owned in part by senior management of the Subadviser and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company which also advises pension plans and investment companies. As of December 31, 1996, the Subadviser and its affiliates advised U.S. investment companies with aggregate assets in excess of $29 billion, of which approximately $11 billion was invested in equity funds.

  Arthur P. Steinmetz and David P. Negri have been the individuals primarily responsible for the day-to-day management of the Atlas Strategic Income Fund since that Fund's inception of operations on July 1, 1996. During the past five years, Mr. Steinmetz, a Senior Vice President and Portfolio Manager of the Subadviser, and Mr. Negri, a Vice President and Portfolio Manager of the Subadviser have each served as officers and portfolio managers of various funds managed by the Subadviser.

  John P. Doney, Vice President and Portfolio Manager of the Stock Funds' Subadviser, has been the person primarily responsible for the day-to-day management of the Atlas Balanced Fund since the Fund's inception of operations on October 1, 1993. During the past five years, Mr. Doney has served as portfolio manager of various funds managed by the Subadviser.

  The Portfolio Managers of the Atlas Growth and Income Fund are Bruce Bartlett and Diane L. Sobin. They have been the persons principally responsible for the day-to-day management of that Fund since July 5, 1995. During the past five years, Mr. Bartlett, a Vice President and Portfolio Manager of the Subadviser, was previously a Vice President and Senior Portfolio Manager with First of America Investment Corporation. During the past five years, Ms. Sobin, a Vice President and Portfolio Manager of the Subadviser, was previously a Vice President and Senior Portfolio Manager with Dean Witter InterCapital, Inc.

  Robert C. Doll, Jr., Executive Vice President, Director of Equity Investments, and Portfolio Manager of the Subadviser, has been the person primarily responsible for the day-to-day management of the Atlas Strategic Growth Fund since the Fund's inception of operations on October 1, 1993. During the past five years, Mr. Doll has served as officer and portfolio manager of various funds managed by the Subadviser.

  William L. Wilby has been the person primarily responsible for the day-to-day management of the Atlas Global Growth Fund since that Fund's inception of operations on April , 1996. During the past five years, Mr. Wilby, a Senior Vice President and Portfolio Manager of the Subadviser, has served as an officer and portfolio manager for other funds managed by the Subadviser, prior to which he was an international investment strategist at Brown Brothers, Harriman & Co. and a Managing Director and Portfolio Manager at AIG Global Investors.

  Jay W. Tracey, III, Vice President and Portfolio Manager of the Subadviser, has been the person primarily responsible for the day-to-day management of the
Atlas Emerging Growth Fund since that Fund's inception of operations on     ,
1997. During the past five years, Mr. Tracey has served as an officer and portfolio manager for other funds managed by the Subadviser. Mr. Tracey also served as a managing director of Buckingham Capital Management. Prior to joining the Subadviser, Mr. Tracey was a Senior Vice President of Founders Asset Management Inc., prior to which he was a securities analyst and portfolio manager for Berger Associates, Inc.

  The Subadviser may be removed by Advisers at any time, in which event, Advisers would directly manage the Fund or another Subadviser would be engaged for that purpose.

                                 APPENDIX II:

                            DESCRIPTION OF RATINGS

  In general, the ratings of Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"), and the other nationally recognized statistical rating organizations, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. Consequently, debt securities with the same maturity, coupon and rating may have different yields, while debt securities of the same maturity and coupon with different ratings may have the same yield. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of the Adviser and their respective Subadvisers (if any) to evaluate potential investments. The Appendix to this Statement of Additional Information contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of such securities by the Fund, but the Adviser will consider such event in its determination of whether the Fund should continue to hold the securities. To the extent that the rating given by Moody's or S&P for securities may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

  MOODY'S INVESTORS SERVICE, INC. describes its ratings for debt securities as follows:

BONDS--

  AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

  AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater magnitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

  A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be overly moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTES AND VARIABLE RATE OBLIGATIONS--

  MIG 1/VMIG 1. The MIG 1 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancings.

  MIG 2/VMIG 2. The MIG 2 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

COMMERCIAL PAPER--

  PRIME-1. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  --Leading market positions in well established industries.

  --High rates of return on funds employed.

  --Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  --Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  --Well established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  STANDARD & POOR'S CORPORATION describes its ratings for debt securities as follows:

BONDS--

  AAA. Bonds which are rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA. Bonds which are rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

  A. Bonds which are rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

  BBB. Bonds which are rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB, B, CCC AND CC. Bonds which are rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  C AND D. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default and payment of interest and/or repayment of principal is in arrears.

NOTES--

  SP-1. The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

  SP-2. The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER--

  A-1. The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

  A-2. The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1.

                                     PART B

                             ATLAS INSURANCE TRUST

                     -------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
                     -------------------------------------

                             ATLAS INSURANCE TRUST

                               794 DAVIS STREET
                         SAN LEANDRO, CALIFORNIA 94577
                       1-800-933-ATLAS (1-800-933-2852)

                      STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information ("Statement"), which may be amended from time to time, concerning Atlas Insurance Trust (the "Trust") is not a Prospectus for the Trust. This Statement supplements the Prospectus dated
     , 1997 and investors should read it in conjunction with that Prospectus. A copy of the Prospectus, which may be amended from time to time, is available without charge by writing or calling the Trust at the address or telephone number printed above.

  The date of this Statement of Additional Information is      , 1997.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Description of Certain Securities and Investment Policies..................  B-3
Fundamental Investment Restrictions........................................ B-26
Portfolio Turnover......................................................... B-28
Management of the Trust.................................................... B-30
Investment Management and Other Services................................... B-32
Execution of Portfolio Transactions........................................ B-33
Determination of Net Asset Value........................................... B-33
Taxes...................................................................... B-37
Additional Information..................................................... B-38
Investment Results......................................................... B-38
Financial Statements....................................................... B-41
Appendix--Industry Classifications......................................... B-42

                                     -B-2-

           DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT POLICIES

  The investment objectives and policies of the Atlas Balanced Growth Portfolio and the underlying Atlas Funds are described in the Prospectus. Supplemental information about those policies is set forth below. As set forth in the Prospectus, the Portfolio invests in the underlying Atlas Funds. As a result, shareholders of the Portfolio will be affected by the policies of such funds in direct proportion to the amount of assets the Portfolio allocates to the Funds pursuing such policies. Certain capitalized terms used in this Statement are defined in the Prospectus.

 Investment Risks.

  The various risks associated with an investment in the Portfolio are described in the Prospectus. Like other mutual funds that invest primarily in equity securities, an investment in the Portfolio involves stock market risk and to a lesser extent and interest rate risk. Specific risks encountered by the underlying Atlas Funds are described in the following paragraphs.

  With the exception of U.S. Government Securities, the debt securities the Atlas Strategic Income Fund invests in will have one or more types of investment risk: credit risk, interest rate risk or foreign exchange risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds. Interest rate risk refers to the fluctuations in value of debt securities resulting solely from the inverse relationship between price and yield of outstanding debt securities. An increase in prevailing interest rates will generally reduce the market value of debt securities, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of debt securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of these securities used to compute the Fund's net asset values. Foreign exchange rate risk refers to the change in value of the currency in which a foreign security the Fund holds is denominated against the U.S. dollar.

  Special Risks--High Yield Securities. As stated in the Prospectus, the corporate debt securities, in which the Atlas Strategic Income Fund will principally invest may be in the lower rating categories. The Fund may invest in securities rated as low as "C" by Moody's or "D" by Standard & Poor's. The Fund's Subadviser will not rely solely on the ratings assigned by rating services and may invest, without limitation in unrated securities which offer, in the opinion of the Subadviser, comparable yields and risks as those rated securities in which the Fund may invest.

                                     -B-3-

  Risks of high yield securities may include: (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates that could cause the Fund to be able to reinvest premature redemption proceeds only in lower yielding portfolio securities, (v) the possibility that earnings of the issuer may be insufficient to meet its debt service, and (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

 Repurchase Agreements.

  Each underlying Atlas Fund, except the U.S. Treasury Money Fund, may engage in repurchase agreement transactions on portfolio securities with member banks of the Federal Reserve System or with certain dealers listed on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be monitored by the Adviser or by a Fund's Subadviser to ensure that it at least equals at all times the total amount of the repurchase obligation, including interest.

  A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert these rights. The Adviser, or the Subadviser if applicable, acting under the supervision of the Board of Directors of the Atlas Funds, reviews, on an ongoing basis, the creditworthiness and the values of the collateral of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

  A repurchase agreement is considered to be a loan collateralized by the underlying securities under the 1940 Act.

                                     -B-4-

 When-Issued and Delayed Delivery Transactions.

  In order to secure yields or prices deemed advantageous at the time, all underlying Atlas Funds may purchase or sell securities on a "when-issued" or "delayed delivery" basis. The Funds will not enter into such a transaction for the purpose of leverage. In such transactions delivery of the securities occurs beyond the normal settlement periods (generally within two months but not more than 120 days), but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that each Fund will be fully invested to the extent practicable. While when-issued or delayed delivery securities may be sold prior to the settlement date, a Fund will purchase such securities for the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

  At the time an underlying Atlas Fund makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that the net asset value or income of their portfolios will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis.

  Due to fluctuations in the value of securities purchased on a when-issued or delayed delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities on a firm commitment basis can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

  When an underlying Atlas Fund engages in when-issued or delayed transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure of the buyer or seller to do so may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. A Fund will establish a segregated account consisting of cash, U.S. Government Securities or other high-grade debt obligations in an amount equal to the amount of its when-issued or firm commitment obligation. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

  When-issued transactions and forward commitments allow a Fund a technique to use against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

                                     -B-5-

 Dollar Reverse Repurchase and Reverse Dollar Reverse Repurchase Agreements.

  The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in dollar reverse repurchase and reverse dollar reverse repurchase agreements with respect to mortgage-backed securities. These agreements involve the purchase or sale by the Fund of securities that are substantially similar to those sold or purchased by the Fund upon the initiation of the transaction, as the case may be. For this purpose, "substantially similar" means that the securities are issued by the same U.S. Government agency or instrumentality, have the same original term to maturity, and have the same original rate of interest, but may be backed by different pools of mortgage obligations. Dollar reverse repurchase agreements are subject to the same risks and restrictions as described in the Prospectus with respect to reverse repurchase agreements. Reverse dollar reverse repurchase agreements are subject to the same risks and restrictions as described in "Repurchase Agreements" above with respect to repurchase agreements.

 Options on Securities, Indices and Currencies (all Underlying Atlas Funds, except the Atlas U.S. Treasury Money Fund, are eligible to use the following options).

1. PURCHASING PUT AND CALL OPTIONS ON SECURITIES.

  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying security to the writer of the option at a fixed strike price. The option may give the Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the writer the current market price for the option (known as an option premium).

  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying security at the strike price. The Fund may also terminate a put option position by effecting a "closing transaction" (i.e. selling an option of the same series as the option previously purchased) in the secondary market at its current price, if a liquid secondary market exists.

  Put options may be used by a Fund to hedge against losses on sales of securities. If securities prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses in its securities holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option premium and transaction costs, the Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. At the same time, because the maximum the Fund has at risk is option premium, purchasing put

                                     -B-6-
options offers potential profit from an increase in the value of the securities hedged.

  A Fund may also purchase options whether or not it holds such securities in its portfolio. Buying a put option on an investment it does not own permits a Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the securities market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying security at the option's strike price. By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying security, but with risk limited to the cost of the option if securities prices fell. At the same time, the Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. The value of debt securities underlying calls purchased by the Atlas Strategic Income Fund will not exceed the value of the portion of the Fund's portfolio invested in cash or cash equivalents (i.e., securities with maturities of less than one year).

2. WRITING PUT AND CALL OPTIONS ON SECURITIES.

  When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying security if the other party to the option chooses to exercise it. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the Fund to take delivery of the underlying security against payment of the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. Prior to exercise, the Fund may seek to terminate its position in a put option by effecting a closing purchase transaction with respect to the option in the secondary market (i.e. buying an option of the same series as the option previously written) at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its obligation.

  A Fund may write a put option as an alternative to purchasing a security. If the security's price rises, the Fund would expect the put to

                                     -B-7-
lapse unexercised and to profit from a written put option, although its gain would be limited to the amount of the premium it received. If the security's price remains the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If the security's price falls, the Fund would expect to suffer a loss. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. This loss should be less than the loss the Fund would have experienced from purchasing the underlying security directly (assuming the secondary market for the put option and the underlying security are equally liquid) because the premium received for writing the option should mitigate the effect of the price decline.

  Writing a call option obligates a Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, the Fund would give up some ability to participate in security price increases when writing call options.

3. SECURITIES INDEX OPTION TRANSACTIONS.

  A Fund may buy or sell a securities index option at a fixed price. No securities actually change hands in these transactions. Instead, changes in the underlying index's value are settled in cash. The cash settlement amounts are based on the difference between the index's current value and the value contemplated by the contract. Most securities index options are based on broad-based indices reflecting the prices of a broad variety of securities, such as the Standard & Poor's 500 Composite Stock Price Index. Some index options are based on narrower industry averages or market segments.

  The Trust expects that an underlying Atlas Fund's options transaction will normally involve broad-based indices, though it is not limited to these indices. Since the value of index options depends primarily on the value of their underlying indexes, the performance of broad-based indices will generally reflect broad changes in securities prices. A Fund, however, can invest in many different types of securities, including securities that are not included in the underlying indices of the options available to the Fund. In addition, a Fund's investments may be more or less heavily weighted in securities of particular types of issuers, or securities of issuers in particular industries, than the indexes underlying its index options positions. Therefore, while a Fund's index options should provide exposure to changes in value of its portfolio securities (or protection against declines in their value in the case of hedging transactions), it is likely that the price changes of the Fund's index options positions will not match the price changes of the Fund's other investments.

                                     -B-8-

4. COMBINED OPTION POSITIONS.

  A Fund may purchase and write options in combination to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying security, in order to construct a combined position with risk and return characteristics similar to those of selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close than single options transactions. Combined option positions will be subject to the same overall percentage limitation as other option strategies.

5. RISKS OF TRANSACTIONS IN OPTIONS.

  An option position may be closed out only on an exchange or market which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market will exist at any particular time for options purchased or written by a Fund. For some options no secondary market on an exchange may exist at all. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivered the underlying security upon exercise.

  Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volumes; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby

                                     -B-9-
result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

  In addition, options on indices are subject to certain risks that are not present with other options. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular instrument, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular instrument. In addition, index prices may be distorted or interrupted if trading of certain instruments included in the index is interrupted. If this occurred, a Fund would not be able to close out options which had been purchased or written by it and, if restrictions on exercise were imposed, may be unable to exercise an option being held, which could result in substantial losses to a Fund. However, it is the Funds' policy to purchase or write options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

  The Funds may buy and sell over-the-counter puts and calls on securities and as well as listed options. Unlike listed option positions, positions in over-the-counter options may be closed out only with the other party to the options transaction. Such options transactions are subject to the additional risks that a Fund may be unable to close out a transaction with the other party when it wishes to do so, and that the other party to the transaction may default without the protection against default afforded by exchange clearing corporations with respect to listed options. The eligible Funds will enter into unlisted option transactions only with securities dealers which the Adviser or the Subadviser believes to be of high credit standing and to maintain a liquid market for such options. Under certain conditions, the premiums a Fund pays for unlisted options and the value of securities used to cover such options written by the Fund are considered to be invested in illiquid assets for purposes of the investment restriction applicable to illiquid investments.

 Futures Contracts and Options on Futures Contracts.

  All underlying Atlas Funds, except the U.S. Treasury Money Fund, are eligible to use the following transactions:

1. INTEREST RATE FUTURES TRANSACTIONS.

  The underlying Atlas Funds may purchase or sell interest rate futures contracts in hedging transactions. When a Fund purchases a futures contract, it agrees to purchase the underlying instrument at a specified future date and price. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date and price.

  No consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately

                                    -B-10-

5% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied by the Fund.

  Subsequent payments, known as "variation margin," to and from the Fund or the broker, as the case may be, must be made daily as the price of securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. These daily payments to account for valuation changes are a process known as "marking-to-market." If a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The party that has a gain may be entitled to receive all or a part of this amount. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

  Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and do not constitute purchasing securities on margin for purposes of the Fund's investment limitation. In the event of the bankruptcy of a futures commission merchant ("FCM") that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers. The Adviser, or Subadviser if applicable, will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.

  The purpose of the acquisition or sale of a futures contract by an underlying Fund is to protect that Fund from fluctuations in rates on securities without actually buying or selling the securities. The value of portfolio securities will exceed the value of the futures contracts sold by the Fund, and an increase in the value of the futures contracts could only mitigate--but not totally offset--the decline in the value of the portfolio. Interest rate futures contracts are currently traded on the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange
(CME) and the New York Futures Exchange. Among the securities on which interest rate futures contracts are currently based are long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA pass-through securities, three-month U.S. Treasury bills, municipal bond futures and ninety-day commercial paper.

2. SECURITIES INDEX FUTURES CONTRACTS.

  When a Fund purchases a securities index futures contract, it agrees to purchase the underlying index at a specified future date and price. When a Fund sells a securities index futures contract, it agrees to sell the underlying index at a specified future date and price.

                                    -B-11-

  The majority of index futures are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss. If a Fund holds an index futures contract until the delivery date, it will pay or receive a cash settlement amount based on the difference between the index's closing price and the settlement price agreed upon when the contract was initiated.

  A Fund may purchase securities index futures contracts in an attempt to remain fully invested in the securities market. For example, if a Fund had cash and short-term securities on hand that it wished to invest in common stocks, but at the same time it wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations, it could purchase a stock index futures contract in order to participate in changes in stock prices. A Fund may also purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase stocks but had not yet done so, it could purchase a stock index futures contract in order to lock in current stock prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. In these strategies the Fund would use futures contracts to attempt to achieve an overall return similar to the return from the stocks included in the underlying index, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Fund would hold cash and liquid debt securities in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions can take several days.

  When a Fund wishes to sell securities, it may sell securities index futures contracts to hedge against securities market declines until the sale can be completed. For example, if a Fund anticipated a decline in common stock prices at a time when it anticipated selling common stocks, it could sell a futures index contract in order to lock in current market prices. If stock prices subsequently fell, the futures contract's value would be expected to rise and offset all or a portion of the anticipated loss in the common stocks the Fund had hedged in anticipation of selling them. The success of this type of strategy depends to a great extent on the degree of correlation between the index futures contract and the securities hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit to the Fund.

3. OPTIONS ON FUTURES CONTRACTS.

  An option on a futures contract is an agreement to buy or sell the futures contract. Exercise of the option results in ownership of a position in the futures contract. Options on futures contracts may be purchased and sold by a Fund in the same manner as options on securities. Options on futures contracts may also be written by a Fund in the same manner as

                                    -B-12-
securities options, except that the writer must make margin payments to a futures commission merchant ("FCM") as described above with respect to futures contracts. The holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected.

4. RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND OPTIONS ON FUTURES.

  There are risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Adviser, or Subadviser if applicable, to forecast movements in the direction of interest rates. These forecasts may involve skills and techniques that may be different from those involved in the management of the Funds. In addition, even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

  As noted above, price changes of the Fund's futures and options on futures positions may not be well correlated with price changes of its other investments because of differences between the underlying indices and the types of securities the Fund invests in. For example, if the Fund sold a broad-based index futures contract to hedge against a stock market decline while the Fund completed a sale of specific securities in its portfolio, it is possible that the price of the securities could move differently from the broad market average represented by the index futures contract, resulting in an imperfect hedge and potentially in losses to the Fund.

  Index futures prices can also diverge from the prices of their underlying indexes, even if the underlying instruments match the Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying index, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of up to seven days for some types of securities, the futures markets can provide liquidity

                                    -B-13-
superior to that of the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. Trading in index futures can also be halted if trading in the underlying index stocks is halted. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable futures positions, and potentially could require the Fund to continue to hold a futures position until the delivery date, regardless of potential losses. If the Fund must continue to hold a futures position, its access to other assets held to cover the position could also be impaired.

  Options on futures are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options on futures are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options which the Fund cannot terminate by exercise. In general, options with strike prices close to their underlying securities' current value will have the highest trading volume, while options with strike prices further away may be less liquid. The liquidity of options on futures may also be affected if exchanges impose trading halts, particularly when markets are volatile.

5. LIMITATIONS ON TRANSACTIONS IN FUTURES AND OPTIONS ON FUTURES.

  Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the eligible underlying Atlas Funds are subject to the following limitations in order that they not be deemed a "commodity pool operator":

    (a) The Funds will use futures contracts and related options solely for bona fide hedging purposes within the meaning of Commodity Futures Trading Commission regulations; provided that a Fund may hold long positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions in an amount not in excess of the limitation in paragraph (b); and

    (b) The Funds will not enter into any futures contract or option on a futures contract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts a Fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of the Fund's total assets.

                                    -B-14-

  In addition, the Funds do not intend to enter into futures contracts or options on a futures contract that are not traded on exchanges or boards of trade.

  These limitations on the underlying Atlas Funds' investments in futures contracts and options, and the underlying Funds' policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information, are not fundamental policies and may be changed as permitted by the appropriate regulatory agencies.

  Various exchanges and regulatory authorities have undertaken reviews of options and futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for futures or options transactions, and proposals to increase the margin requirements for various types of strategies. It is impossible to predict what actions, if any, will result from these reviews at this time.

 Asset Coverage for Futures and Options Positions.

  An underlying Atlas Fund eligible to participate in futures and options will not use leverage in its options and futures strategies. In the case of strategies entered into as a hedge, the Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and other liquid securities with a value sufficient to cover its potential obligations.

  An underlying Atlas Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside cash and liquid securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is open, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

 Interest Rate Swaps.

  The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may engage in interest rate swaps. As indicated in the Prospectus, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the

                                    -B-15-
respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In many such transactions, the floating rate payments are tied to the London Interbank Offered Rate ("LIBOR"), which is the offered rate for short-term eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

 Swap Options.

  The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The buyer of the right to pay fixed rate payments pursuant to a swap option is said to own a put. The buyer of the right to receive fixed rate payments pursuant to a swap option is said to own a call.

 Caps and Floors.

  The Atlas U.S. Government and Mortgage Securities Fund and the Atlas Strategic Income Fund may also purchase or sell interest rate caps and floors. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly.

 Risks Associated with Swaps.

  The risks associated with interest rate swaps and interest rate caps and floors are similar to those described previously with respect to over-the-counter options. In connection with such transactions, the underlying Atlas Fund involved relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the underlying Atlas Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance

                                    -B-16-
that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

 Foreign Securities.

  Each underlying Atlas Fund (other than the U.S. Treasury Money Fund and the U.S. Government and Mortgage Securities Fund) may invest varying amounts of its assets in foreign securities which offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in the securities of foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by investing in securities in foreign stock markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, each Fund may convert U.S. dollars into foreign currency, but only in connection with currency futures and forward contracts and to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

  Because an underlying Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and its income available for distribution. In addition, although a portion of a Fund's investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars, and absorb the cost of currency fluctuations. Subsequent foreign currency losses may result in a Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. A Fund's portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.

  Investing in foreign securities involves special additional risks and considerations not typically associated with investing in domestic securities of issuers traded in the U.S.: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchange and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates and custodial costs than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates of portfolio

                                    -B-17-
securities; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions may be re-imposed.

  The underlying Atlas Funds may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Each Fund accordingly treats these foreign securities as subject to the 10% overall limitation on investment in illiquid securities.

 Debt Securities of Foreign Governments and Companies.

  As stated in the Prospectus, the Atlas Strategic Income Fund may invest in debt obligations and other securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain "supranational entities" (described below) and foreign governments or their agencies or instrumentalities, and in debt obligations and other securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt obligations identified under "Debt Securities of U.S. Companies," below.

  The percentage of the Strategic Income Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

  The Strategic Income Fund may invest in U.S. dollar-denominated foreign securities referred to as "Brady Bonds." These are debt obligations of foreign entities that may be fixed-rate par bonds or floating-rate discount bonds and are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. However, the Fund may also invest in uncollateralized Brady Bonds. Brady Bonds are generally viewed as having three or four valuation components:
(i) any collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute what is referred to as the "residual risk" of such bonds). In the event of a default with respect to

                                    -B-18-
collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the zero coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

  The obligations of foreign governmental entities may or may not be supported by the full faith and credit of a foreign government. Obligations of "supranational entities" include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

 Foreign Currency Exchange Transactions.

  Since investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and since a portion of the assets of each underlying Atlas Fund (other than the U.S. Treasury Money Fund and the U.S. Government and Mortgage Securities Fund) may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may conduct its foreign currency exchange transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). It will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign

                                    -B-19-
exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The underlying Funds do not intend to speculate in foreign currency exchange rates or forward contracts.

  A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

  When an underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

  When the Adviser, or a Fund's Subadviser, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated in the longer term investment decisions made with regard to overall diversification strategies. However, the Company believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served.

  A Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the security and make delivery of the foreign currency, or it may

                                    -B-20-
retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

  If a Fund retains the security and engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  It is impossible to forecast with precision the market value of securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

  Each underlying Atlas Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Subadviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

  Each underlying Atlas Fund's dealings in forward foreign currency contracts will be limited to the transactions described herein. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency denominated securities and will not do so unless deemed appropriate by the Adviser or Subadviser. It also should be realized that this method of protecting the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange

                                    -B-21-
which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

  The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a forward contract.

 Loans of Portfolio Securities.

  Each underlying Atlas Fund may lend its portfolio securities, subject to the restrictions stated in the Prospectus, to attempt to increase a Fund's income to distribute to shareholders or for liquidity purposes. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund receives an amount equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees,
(b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such loan collateral; either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees and will not lend its portfolio securities to any officer, director, employee or affiliate of the Atlas Funds, the Adviser or the Subadviser. The terms of each Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

 Borrowing.

  From time to time, the Atlas Global Growth Fund, Atlas Strategic Income Fund, the Atlas Strategic Growth Fund and the Atlas Emerging Growth Fund may each increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and pursuant to the requirements of the 1940 Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets so computed should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet such requirements and may have to sell a portion of its investments at a time when independent investment

                                    -B-22-
judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Borrowing for investment increases both investment opportunity and risk. Since substantially all of a Fund's assets fluctuate in value whereas borrowing obligations are fixed, when the Fund has outstanding borrowings, its net asset value per share will tend to increase and decrease more when its portfolio assets fluctuate in value than would otherwise be the case.

 Illiquid and Restricted Securities.

  The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by a Fund pursuant to Rule 144A as explained in the Prospectus) may be negotiated by a Fund at the time such securities are purchased by the Fund. When such registration is required before such securities may be sold, a considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund would bear the risks of any downward price fluctuation during that period. A Stock Fund also may acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such sale would be desirable and might lower the amount realizable upon the sale of such securities.

 Zero Coupon Securities.

  The underlying Atlas Funds (other than the U.S. Treasury Money Fund) may invest in zero coupon securities issued by the U.S. Treasury or by corporations. Zero coupon Treasury securities are: (i) U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts; or (ii) certificates representing interests in such stripped debt obligations or coupons. Corporate and municipal zero coupon securities are:
(i) notes or debentures that do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debenture that pay no current interest until a stated date one or more years in the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance. Such zero coupon securities, in addition to being subject to the risks identified below are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

  Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to a greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Because a Fund accrues taxable income from these securities without receiving cash, such Fund may be required to sell portfolio securities in order to pay a dividend depending upon the proportion of shareholders who

                                    -B-23-
elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund. A Fund might also sell portfolio securities to maintain portfolio liquidity. In either case, cash distributed or held by a Fund and not reinvested in Fund shares will hinder the Fund in seeking current income.

 Debt Securities of U.S. Companies.

  The Atlas Strategic Income Fund's investments in fixed-income securities issued by domestic companies and other issuers may include debt obligations (bonds, debentures, notes, mortgage-backed and asset-backed securities and CMOs) together with preferred stocks.

  The risks attendant to investing in high-yielding, lower-rated bonds are described above. If a sinking fund or callable bond held by the Fund is selling at a premium (or discount) and the issuer exercises the call or makes a mandatory sinking fund payment, the Fund would realize a loss (or gain) in market value; the income from the reinvestment of the proceeds would be determined by current market conditions, and investment of that income may occur at times when rates are generally lower than those on the called bond.

 Preferred Stocks.

  The underlying Atlas Stock Funds may invest in preferred stocks. Preferred stock, unlike common stock, offers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

 Participation Interests.

  The Atlas Strategic Income Fund may invest in participation interests, subject to the limitation, described in "Illiquid and Restricted Securities" in the Prospectus, on investments by the Fund in illiquid investments. Participation interests represent an undivided interest in or assignment of a loan made by the issuing financial institution. No more than 5% of the Fund's net assets can be invested in participation interests of the same issuing bank. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make

                                    -B-24-
payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. Such borrowers may have senior securities as low as "C" by Moody's or "D" by Standard & Poor's. In the event the borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation agreement, the Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Fund's Subadviser has set certain creditworthiness standards for issuers of loan participation and monitors their creditworthiness. These same standards apply to participation interests in loans to foreign companies.

 Asset-Backed Securities.

  These securities, issued by trusts and special purpose corporations, are backed by pools of assets, primarily automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans and underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

 Short Sales Against-the-Box.

  In such short sales, while the short position is open, the underlying Atlas Stock Funds must own an equal amount of such securities, or by

                                    -B-25-
virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out.

 Floating Rate and Variable Rate Obligations and Participation Interests.

  The underlying Atlas Funds may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) or is reset on a regular basis by a bank or investment banking firm to a market rate. At specified times, the owner can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate.

  Frequently banks provide letters of credit or other credit support or liquidity arrangements to secure these obligations. The quality of the underlying creditor or of the bank, as the case may be, must, as determined by the Investment Adviser, be equivalent to the quality standard prescribed for the Funds. The maturity of floating and variable rate obligations is equal to the period during which a particular rate is in effect, or, if longer, the period required to demand payment of the obligation.

  The Funds may invest in participation interests purchased from banks in floating rate or variable rate obligations owned by banks. A participation interest gives the purchaser an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation, and provides a demand repayment feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest or another bank). A Fund holding a participation interest has the right to sell the instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the underlying obligation, plus accrued interest.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

  The Portfolio has adopted the following fundamental investment policies and investment restrictions in addition to the policies and restrictions discussed in the Prospectus. The policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the Portfolio (which is defined in the Investment Company Act of 1940 ["1940 Act"]) to mean the lesser of (i) 67% or more of the outstanding voting securities of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting

                                    -B-26-
securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. These restrictions provide that the Portfolio may not:

    (1) Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in the underlying Atlas Funds or other registered investment companies) if with respect to 75% of the Portfolio's assets, as a result, more than 5% of the value of such assets of the Portfolio would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer.

    (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Portfolio's investments in that industry would exceed 25% of the current value of the Portfolio's total assets, provided that there is no limitation with respect to investments in (i) other investment companies; (ii) obligations of the United States Government, its agencies or instrumentalities; and (iii) the obligations of domestic banks. For purposes of this policy, the Portfolio has adopted the industry classification set forth in the Appendix to this Statement of Additional Information which may be amended from time to time without shareholder approval.

    (3) Invest in companies for the purpose of exercising control or management.

    (4) Purchase or sell real estate or real estate limited partnership interests; provided that the Portfolio may invest in an underlying Atlas Fund that invests in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

    (5) Purchase or sell commodities or commodities contracts or interests in oil, gas or other mineral exploration or development programs, provided, however, that the Portfolio may invest in an underlying Atlas Fund that may purchase and sell interest rate futures contracts and related options, and may purchase and sell stock index futures contracts and related options and purchase or sell forward foreign currency contracts.

    (6) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets; provided that this restriction shall not apply to the transfer of securities in connection with a permissible borrowing. For purposes of this restriction, (a) the deposit of assets in escrow or a segregated account in connection with the writing of covered put or call options, the purchase of securities on a when-issued or delayed-delivery basis, or the undertaking of another investment technique utilizing a cover or segregated account arrangement by an underlying Atlas Fund, and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities and options on indexes and (ii) initial or variation margin for

                                    -B-27-
  futures contracts by an underlying Atlas Fund will not be deemed to be pledges of the Portfolio's assets.

    (7) Purchase securities on margin or effect short sales, except that the Portfolio may invest in an underlying Atlas Fund that may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, and may make margin payments in connection with futures contracts and related options and the underlying Atlas Stock Funds may effect short sales against-the-box.

    (8) Engage in the business of underwriting securities issued by others, except to the extent that it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of the Portfolio's securities.

    (9) Make loans to any person or firm; provided, however, that the acquisition for investment of a portion of an issue of publicly distributed bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan; and provided further that a Portfolio may enter into repurchase agreements and may make loans of portfolio securities.

    (10) Purchase from or sell portfolio securities to its officers, directors or other "interested persons" (as defined in the 1940 Act) (other than otherwise unaffiliated brokers and the underlying Atlas Funds) of the Portfolio or of the Trust.

    (11) Borrow money, except from banks for temporary or emergency purposes not in excess of 33 1/3% of the value of the Portfolio's total assets. The Portfolio will not purchase securities if such borrowings are outstanding in excess of 5% of the value of the Portfolio's total assets. In the event that the asset coverage for the Portfolio's borrowings falls below 300%, the Portfolio will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage.

  If a percentage restriction on investment or utilization of assets in a fundamental policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values will not be considered a violation of Portfolio investment policies or restrictions.

                              PORTFOLIO TURNOVER

  For reporting purposes, the Portfolio calculates its portfolio turnover rate by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. In determining portfolio turnover, the Portfolio excludes all securities whose maturities at the time of acquisition were one year or less. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Portfolio (other

                                    -B-28-
than short-term money market securities) were replaced once during the fiscal year.

  The Portfolio's turnover is expected to be less than 100%. The Portfolio will purchase or sell securities to: (i) accommodate purchases and sales of the Portfolio's shares; (ii) change the percentages of the Portfolio's assets invested in each of the underlying Atlas Funds in response to market conditions; (iii) maintain or modify the allocation of the Portfolio's assets among the underlying Atlas Funds within the percentage limits described in the Prospectus.

                                    -B-29-

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

  The Trustees and officers of Atlas Insurance Trust (the "Trust"), their business addresses and principal occupations during the past five years are:

                                          POSITIONS     PRINCIPAL OCCUPATIONS
           NAME AND ADDRESS                  HELD      AND BUSINESS EXPERIENCE
           ----------------             -------------- ------------------------
Marion O. Sandler(1)(4)................ Trustee,       Chairman of the Board
 1901 Harrison Street                   President and  and Chief Executive Of-
 Oakland, CA 94612                      Chief          ficer of Atlas Assets,
                                        Executive      Inc. ("Atlas Funds"),
                                        Officer        Executive Officer World
                                                       Savings and Loan Associ-
                                                       ation ("World Savings"),
                                                       and Golden West Finan-
                                                       cial Corporation
                                                       ("GWFC"). President and
                                                       Chief Executive Officer
                                                       of Atlas Advisers, Inc.
                                                       ("Adviser") and Atlas
                                                       Securities, Inc. ("Dis-
                                                       tributor")
Barbara A. Bond(2)(3)(4)............... Trustee        Director of the Atlas
 Hood and Strong                                       Funds, Certified Public
 101 California Street                                 Accountant/Tax Partner
 San Francisco, CA 94111                               of Hood and Strong
Russell W. Kettell(1)(4)............... Trustee        Director of the Atlas
 1901 Harrison Street                                  Funds, President of GWFC
 Oakland, CA 94612                                     and Senior Executive
                                                       Vice President of World
                                                       Savings
Daniel L. Rubinfeld(2)(3)(4)........... Trustee        Director of the Atlas
 School of Law, Boalt Hall                             Funds, Professor of Law
 University of California                              and Economics at the
 Berkeley, CA 94720                                    University of Califor-
                                                       nia, Berkeley
David J. Teece(2)(3)(4)................ Trustee        Director of the Atlas
 University of California                              Funds, Professor of
 IMIO #1930                                            Business Administration
 Haas School of Business S-402                         at the University of
 Berkeley, CA 94720                                    California Berkeley
Julius Louis Helvey(1)................. Group Senior
 1901 Harrison Street                   Vice President Group Senior Vice Presi-
 Oakland, CA 94612                      and Chief      dent of World Savings,
                                        Financial      GWFC, Atlas Funds, Ad-
                                        Officer        viser and Distributor
Larry E. LaCasse(1).................... Group Senior   1992 to present--Group
 794 Davis Street                       Vice President Senior Vice President of
 San Leandro, CA 94577                  and Chief      Atlas Funds, Adviser and
                                        Operating      Distributor; 1988 to
                                        Officer        Present--Chief Operating
                                                       Officer of the Adviser
                                                       and the Distributor;
                                                       1988-1991 Senior Vice
                                                       President of the Adviser
                                                       and the Distributor;
                                                       1988--Vice President of
                                                       American Capital Servic-
                                                       es, Inc.; 1986 to 1988--
                                                       Vice President of Ameri-
                                                       can Capital Marketing,
                                                       Inc.; 1984 to 1986--Vice
                                                       President of Corporate
                                                       Development at Financial
                                                       Network Investments
                                                       Corp.


                                    -B-30-

                                          POSITIONS     PRINCIPAL OCCUPATIONS
           NAME AND ADDRESS                  HELD      AND BUSINESS EXPERIENCE
           ----------------             -------------- ------------------------
Edward L. Bisgaard(1).................. Vice           1989 to present--Vice
 794 Davis Street                       President,     President, Chief Ac-
 San Leandro, CA 94577                  Chief          counting Officer and
                                        Accounting     Treasurer of Atlas
                                        Officer and    Fund's, Adviser and Dis-
                                        Treasurer      tributor; 1988 to 1989--
                                                       Chief Financial Officer
                                                       of Dunham & Greer In-
                                                       vestment Counsel; 1986
                                                       to 1988--General Partner
                                                       of R&R Tire and Auto
                                                       Service Center; 1979 to
                                                       1986--Vice President and
                                                       Manager of Fund Opera-
                                                       tions at Capital Re-
                                                       search & Management Com-
                                                       pany
Steven J. Gray(1)...................... Vice           1992 to present--Vice
 794 Davis Street                       President,     President, Chief Legal
 San Leandro, CA 94577                  Chief Legal    Counsel and Secretary of
                                        Counsel and    Atlas Funds, Adviser and
                                        Secretary      Distributor; 1989 to
                                                       1992--Associate Attor-
                                                       ney, Investment Manage-
                                                       ment Group at the law
                                                       firms of Gaston & Snow
                                                       (1989-1990), Thelen,
                                                       Marrin, Johnson &
                                                       Bridges (1990-1992), and
                                                       Heller, Ehrman, White &
                                                       McAuliffe (1992); 1986
                                                       to 1989--Attorney for
                                                       Federal Home Loan Bank
                                                       Board; 1985 to 1986--Se-
                                                       nior Attorney and Vice
                                                       President C.R.I., Inc.;
                                                       1982 to 1985--Attorney,
                                                       United States Securities
                                                       and Exchange Commission

-----------
(1) Trustee or officer who is an "interested person" of the Company due to his affiliation with the Company's investment manager.
(2) Member of the Contracts Committee.
(3) Member of the Audit Committee.
(4) Member of the Executive Committee.

  As of       , 1997, Golden West Financial Corporation, 1901 Harrison Street,
Oakland, CA 94612, a Delaware corporation and sole shareholder of the Adviser and Distributor, owned beneficially and of record an aggregate of % of the outstanding shares of the Atlas Asset Allocation--Balanced Growth Portfolio. As of that date, officers and trustees as a group owned less than 1% of the shares of the Portfolio.

  The following table sets forth the aggregate compensation contemplated to be paid by the Atlas Funds and the Trust for the Trust's first fiscal year ending December 31, 1997 to the Directors of the Atlas Funds that are not affiliated with the Investment Adviser (the same persons serve as the unaffiliated Trustees of the Trust) and the aggregate compensation paid to such Directors/Trustees for service on the Atlas Funds' Board and that of all other funds in the "company complex", (including the Trust) as defined in Schedule 14A under the Securities Exchange Act of 1934:

                                    -B-31-

                                                                       TOTAL
                                              PENSION OR            COMPENSATION
                                              RETIREMENT                FROM
                                               BENEFITS  ESTIMATED  COMPANY AND
                                  AGGREGATE   ACCRUED AS   ANNUAL     COMPANY
                                 COMPENSATION  PART OF    BENEFITS    COMPLEX
                                 FROM COMPANY  COMPANY      UPON      PAID TO
              NAME                 COMPLEX     EXPENSES  RETIREMENT  DIRECTORS
              ----               ------------ ---------- ---------- ------------
Barbara A. Bond.................     $           None       N/A          $  ( )*
Daniel L. Rubinfeld.............                 None       N/A             ( )*
David J. Teece..................                 None       N/A             ( )*
Marion O. Sandler...............     None        None       N/A         None
Russell W. Kettell..............     None        None       N/A         None

-----------
* Indicates total number of funds in company complex.

                   INVESTMENT MANAGEMENT AND OTHER SERVICES

  Atlas Advisers, Inc. ("Advisers"), serves as the investment manager to the
Trust pursuant to an Investment Management Agreement dated    , 1997 (the
"Management Agreement"), which was last approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as
defined in the 1940 Act) of the Trust, at a meeting held on        , 1997.

  The Management Agreement with respect to the Portfolio is for an initial term of two years and may be renewed from year to year afterwards, provided that any such renewal has been specifically approved at least annually by (i) the majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, or (ii) the vote of a majority of trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Management Agreement also provides that either party thereto has the right with respect to any Portfolio to terminate it without penalty, upon 60 days written notice to the other party, and that the Management Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

  The directors and officers of the Advisers are: Marion O. Sandler (Director, President and Chief Executive Officer), James T. Judd (Director), Dirk S. Adams (Director), Julius Louis Helvey (Group Senior Vice President and Chief Financial Officer), Larry E. LaCasse (Group Senior Vice President and Chief Operating Officer), Edward L. Bisgaard (Vice President, Chief Accounting Officer and Treasurer), Steven J. Gray (Vice President, Chief Legal Counsel and Secretary).

 Principal Underwriting Agreement.

  As described in the Prospectus, the Trust has adopted a Principal Underwriting Agreement with Atlas Securities, Inc. (the "Distributor"), which serves as the sole underwriter and distributor of the Portfolio's shares.


                                    -B-32-

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  The investment transactions of the Portfolio are expected to consist exclusively of purchase and redemptions of shares of the underlying Atlas Funds. Such purchases and redemptions will be effected directly with the underlying Funds transfer agent, at the then current net asset values of the underlying Funds, without the use of broker-dealers. Accordingly, the Portfolio does not anticipate incurring any brokerage commissions.

                       DETERMINATION OF NET ASSET VALUE

  The net asset value per share of the Portfolio's shares which the Trust calculates once daily as of the close of regular trading (normally 4:00 p.m., New York time) each business day the New York Stock Exchange ("NYSE") is open for unrestricted trading. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday. The Portfolio's net asset value will be determined with reference to the net assets values of the underlying Atlas Funds and the percentage the Portfolio's assets allocated to each underlying Atlas Fund. The following information pertains to the determination of net asset values for the underlying Atlas Funds.

 Bond Funds:

  1. The underlying Atlas Funds value portfolio securities including U.S. Treasury obligations, and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks or savings and loan associations, commercial paper, corporate short-term notes and other short term investments with original or remaining maturities in excess of 60 days at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. In circumstances where the Investment Manager deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The underlying Fund amortizes to maturity all securities with 60 days or less to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

  2. The underlying Atlas Funds value long-term fixed-income obligations at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. In circumstances where the Investment Manager deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used.

  3. The underlying Atlas Funds deem the maturities of variable or floating rate instruments, or instruments which a Fund has the right to sell at par to the issuer or dealer, to be the time remaining until the next interest rate adjustment date or until they can be resold or redeemed at par.

                                    -B-33-

  4. Where market quotations are not readily available, the underlying Atlas Funds value securities (including restricted securities which are subject to limitations as to their sale) at fair value pursuant to methods approved by the Atlas Funds Board of Directors.

  5. The fair value of any other assets is added to the value of securities, as described above to arrive at total assets.

  6. Each Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained.

  7. The net asset figure obtained as described above is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

 Money Market Fund:

  It is Atlas Funds' policy to use its best efforts to maintain a constant per share price for the U.S. Treasury "Money Fund" equal to $1.00.

  The portfolio instruments of the Money Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

  The valuation of the Money Fund's portfolio instruments based upon their amortized cost and simultaneous maintenance of each Fund's per share net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act.

  Under this rule, the Money Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of one year or less, and invest only in securities determined by the Board of Directors, and as required by the rule, to be of high quality with minimal credit risks. High quality is defined as the top two quality rating grades as rated by any two national statistical rating organizations ("NRSRO"), or by one NRSRO if rated by only one, or if not rated by an NRSRO, of comparable quality as determined by the Subadviser. The U.S. Treasury Money Fund invests only in securities guaranteed by the full faith and credit of the U.S. Government, that is, of the highest quality. In accordance with the rule the Board of Directors has established procedures designed to stabilize, to the extent reasonably practicable, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Directors, at such intervals as they may deem appropriate, to determine whether the net asset value of a

                                    -B-34-

Fund calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. The rule also provides that the extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost must be examined by the Directors. In the event the Board of Directors determines that a deviation exists which may result in material dilution or is otherwise unfair to investors or existing shareholders, they must cause a Fund to take such corrective action as they regard as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

 The Stock Funds:

  The underlying Atlas Stock Funds value their portfolio securities listed or traded on an exchange, at their last sales price on the exchange where the security is principally traded. Lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices, based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. These procedures need not be used to determine the value of debt securities owned by the Fund if, in the opinion of the Board of Directors some other method (e.g. the mean between closing over-the-counter bid and asked prices in the case of debt instruments traded on an exchange) would more accurately reflect their fair value. A security which is listed or traded on more than one exchange is valued at the quotation of the exchange determined by the Board of Directors to be the primary market for such security. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Board. All other securities and other assets of the Fund are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board.

  For purposes of determining the net asset value per share of each underlying Stock Fund, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars last quoted by any major bank and any changes in the value of forward contracts are included in the determination of net asset value.

                              REDEMPTIONS IN KIND

  It is possible that unusual conditions may arise in the future which would, in the opinion of the Board of Trustees of the Trust, make it

                                    -B-35-
undesirable for the Portfolio to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Portfolio. The Trust would value securities delivered in payment of redemptions at the same value assigned to such securities in computing the net asset value per share. If the Trust so elects, however, it must pay in cash all redemptions with respect to any shareholder during any 90-day period in an amount equal to the lesser of (i) $250,000 or (ii) 1% of the net asset value of a Portfolio at the beginning of such period.

                                     TAXES

  The Portfolio intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Each of the underlying Atlas Fund have so qualified in the past and intend to continue to so qualify. If the Portfolio distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

  To so qualify under Subchapter M, the Portfolio must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in stock, securities or currencies. To qualify, the Portfolio must also (a) derive less than 30% of its gross income (irrespective of losses) from the sale or other disposition of stock or securities held less than three months, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Portfolio's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses. The requirements for qualification may cause a Portfolio to restrict the extent of its short-term trading or its transactions in options or futures contracts.

  Even though the Portfolio qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless the Portfolio meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income

                                    -B-36-

(both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed taxable net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) ordinary income and capital gain net income actually distributed by a Portfolio in the current year and (ii) any amount on which a Portfolio pays income tax for the year. The Portfolio intends to continue to meet these distribution requirements to avoid the excise tax liability.

                            ADDITIONAL INFORMATION

 Independent Auditors.

  The Trust Board of Trustees has appointed Deloitte & Touche LLP as the Company's independent auditors for the fiscal year ending December 31, 1997. Deloitte & Touche LLP will conduct the annual audit of the Trust, and will assist in the preparation of the Portfolio's federal and state income tax returns and consult with the Trust as to matters of accounting and federal and state income taxation.

 Legal Opinions.

  The validity of the shares offered by the Prospectus has been passed upon by Paul, Hastings, Janofsky & Walker LLP located at 555 South Flower Street, Los Angeles, California 90071. Paul, Hastings, Janofsky & Walker LLP also acts as legal counsel for the Trust's Adviser and Distributor.

                              INVESTMENT RESULTS

  The Trust may from time to time quote or otherwise use total return information for the Portfolio in advertisements, sales literature or in reports furnished to current or prospective shareholders.

  The average annual compound rate of return is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:

                                P (1+T)/n/ = EV

  The formula assumes reinvestment of all dividends and distributions at net asset value on the reinvestment date determined by the Board and a complete redemption at the end of any period illustrated. The Portfolio will calculate total return for one, five and ten-year periods after such a period has elapsed. In addition, the Portfolio may provide lifetime average total return figures.

  In addition to average annual returns, the Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in

                                    -B-37-
value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, may be quoted numerically or in a table, graph, or similar illustration. Performance information may be compared to the record of the Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500), the Dow Jones Industrial Average (DJIA), the cost of living (measured by the Consumer Price Index, or CPI), and other widely recognized benchmark indicators over the same period. Tabular comparisons, hypothetical examples and explanatory illustrations may be used from recognized sources such as Ibbotson Associates, Inc.'s "Stocks, Bonds and Inflation", which instead of comparing actual Portfolio performance, demonstrate performance of stocks, bonds, indices, averages, government or other securities, and other recognized benchmark economic and market indicators such as the rate of inflation. The Portfolio may have the ability to invest in securities not included in the S&P, DJIA or other indices and its investment portfolio may or may not be similar in composition to the indices. These indices and averages are based on the prices of unmanaged groups of stocks, and, unlike fund total returns, their returns do not include the effect of paying brokerage commissions and other costs of investing.

 Comparisons.

  The Trust may, from time to time, compare specific features of the Portfolio to those available from comparable mutual funds. Advertisements or sales literature of the Trust may compare the results of an investment in the Portfolio with averages, rankings and indices, including, but not limited to the following:

    (1) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the averaging period, the maximum rates paid on some savings deposits were fixed by law.

    (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

    (3) Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives and assets, and publishes averages on broad based categories of mutual funds and indexes of cumulative total returns for various periods.

  The performance of the Portfolio's shares may be compared to those of other mutual funds having similar objectives, expressed as an average or

                                    -B-38-
as a rating or ranking prepared by IBC/Donoghue Organization, Wiesenberger Investment Company Service, Lipper Analytical Services, Inc., CDA Investment Technologies, other recognized independent services which monitor the performance of mutual funds or other economic or market indicators from published sources such as Ibbotson Associates, Inc.'s "Stocks, Bonds, Bills and Inflation". Similar comparisons may be made with respect to various benchmark securities, indices and averages which illustrate general market or economic performance. These comparisons may be illustrated by means of tables or of bar, pie, or mountain charts or other type of graphic illustration, numerically, or by means of hypothetical examples and illustrations from recognized sources. Performance will be calculated by relating net asset value per share at the beginning of a period, assuming reinvestment of all gains, distributions and dividends paid during the period, to the net asset value at the end of the period.

  Indices, averages and rankings prepared by the research departments of such financial organizations as Salomon Brothers, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Bear Stearns & Co., Inc., Ibbotson Associates and other similar providers of financial research data, may be used, as well as information provided by the Board of Governors of the Federal Reserve System.

  Performance rankings, ratings, averages, indices and excerpts of comments, descriptions and other references or reviews of the Portfolios, their investment managers, policies, strategies, rankings, or other comparisons appearing in magazines, newspapers, investment newsletters, and other periodicals, including Money Magazine, Forbes, Fortune, Business Week, Wall Street Journal, New York Times, Los Angeles Times, Dallas Morning News, Barrons, Investors Daily, Mutual Fund Values, Facts, Changing Times, Ibbotson Associates, and others may also be used.

                             FINANCIAL STATEMENTS

  The following audited financial statement reflects the initial capital of
the Trust as of    , 1997.

                          [To be filed by Amendment]

                                    -B-39-

                                    APPENDIX

                            INDUSTRY CLASSIFICATIONS

Aerospace/Defense                       Food
Air Transportation                      Gas Utilities*
Auto Parts Distribution                 Gold
Automotive                              Health Care/Drugs
Bank Holding Companies                  Health Care/Supplies & Services
Banks                                   Homebuilders/Real Estate
Beverages                               Hotel/Gaming
Broadcasting                            Industrial Services
Broker-Dealers                          Insurance
Building Materials                      Leasing & Factoring
Cable Television                        Leisure
Chemicals                               Manufacturing
Commercial Finance                      Metals/Mining
Computer Hardware                       Nondurable Household Goods
Computer Software                       Oil--Integrated
Conglomerates                           Paper
Consumer Finance                        Publishing/Printing
Containers                              Railroads
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Stores                             Specialty Retailing
Drug Wholesalers                        Steel
Durable Household Goods                 Supermarkets
Education                               Telecommunications--Technology
Electric Utilities                      Telephone--Utility
Electrical Equipment                    Textile/Apparel
Electronics                             Tobacco
Energy Services & Producers             Toys
Entertainment/Film                      Trucking
Environmental
-----------
* For purposes of the Portfolio's investment policy not to concentrate in securities of issuers in the same industry, gas utilities and gas transmission utilities each will be considered a separate industry.

                                     -B-40-

                                     PART C

                             ATLAS INSURANCE TRUST

                     -------------------------------------
                               OTHER INFORMATION
                     -------------------------------------

                             ATLAS INSURANCE TRUST

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements--included in Part B:

      Statement of Assets and Liabilities as of      , 1997 *
      Note to Statement of Assets and Liabilities *
      Report of Independent Auditor *

  (b) Exhibits--as required by Part C:

      1. Agreement and Declaration of Trust
      2. Bylaws for the Registrant.
      3. Not Applicable.
      4. Not Applicable.
      5. Form of Investment Management Agreement between Atlas Advisers, Inc.
         and Registrant.
      6. Form of Principal Underwriting Agreement between Atlas Securities,
         Inc. and Registrant.
      7. Not Applicable.
      8. Custodian Agreement between Investors Bank and Trust Company and
         Registrant. *
      9. A. Transfer Agency Agreement. *
         B. Form of Participation Agreement between PFL Life Insurance Company and Registrant. *
     10. Opinion and Consent of Counsel. *
     11. Consent of Independent Auditors. *
     12. Not Applicable.
     13. Letter of Understanding Relating to Initial Shares. *
     14. Not Applicable.
     15. Not Applicable.
     16. Not Applicable

-----------
* To be filed by Amendment

                                     -C-1-

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Listed below are the direct or indirect wholly-owned subsidiaries of Golden West Financial Corporation.

                                                                     STATE OF
      NAME                                                         INCORPORATION
      ----                                                         -------------
World Savings and Loan Association................................  *
World Savings Bank, FSB...........................................  **
World Savings Bank, SSB...........................................  Texas
Atlas Securities, Inc.............................................  California
Atlas Advisers, Inc...............................................  California
1901 Corporation..................................................  California
Commerce Invest Company of Shawnee, Inc...........................  Kansas
World Mortgage Company............................................  Colorado
Golden West Savings Association Service, Co.......................  California
First S&L Shares, Inc.............................................  Colorado

-----------
 *  Federally chartered savings and loan association.
**  Federally chartered savings bank.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                                        NUMBER OF RECORD HOLDERS
                                                         AS OF THE DATE OF THIS
                    TITLE OF CLASS                       REGISTRATION STATEMENT
                    --------------                      ------------------------
Shares of Beneficial Interest..........................
Atlas Balanced Growth Portfolio........................           None

                                     -C-2-

ITEM 27. INDEMNIFICATION

  Article V of Registrant's Declaration of Trust, filed herewith as Exhibit 1, provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

  Registrant has obtained from a major insurance carrier a trustees's and officers' liability policy covering certain types of errors and omissions. To the extent permitted by the 1940 Act and Delaware law, the non-interested Trustees may also be indemnified by the Trust with respect to errors and omissions.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

 A. Investment Adviser--Atlas Advisers, Inc.

  See the material following the captions "What Companies are affiliated with the Portfolio?" appearing as a portion of Part A hereof, and "Management of the Trust" and "Investment Management and Other Services" appearing as a portion of Part B hereof.

                                     -C-3-

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) Registrant's principal underwriter also acts as the principal underwriter for Atlas Assets, Inc., 794 Davis Street, San Leandro, California 94577.

  (b) Directors and officers of Atlas Securities, Inc., principal underwriter of the Registrant:

                                        POSITIONS AND          POSITIONS AND
        NAME AND PRINCIPAL               OFFICES WITH           OFFICES WITH
         PLACE OF BUSINESS               UNDERWRITER             REGISTRANT
        ------------------              -------------          -------------
Marion O. Sandler.................. Chairman, President    Chairman, President
 1901 Harrison Street               and Chief Executive    and Chief Executive
 Oakland, CA 94612                  Officer                Officer
James T. Judd...................... Director               N/A
 1901 Harrison Street
 Oakland, CA 94612
Dirk S. Adams...................... Director               N/A
 1901 Harrison Street
 Oakland, CA 94612
Julius Louis Helvey................ Group Senior Vice      Group Senior Vice
 1901 Harrison Street               President and Chief    President and Chief
 Oakland, CA 94612                  Financial Officer      Financial Officer
Larry E. LaCasse................... Group Senior Vice      Group Senior Vice
 794 Davis Street                   President and Chief    President and Chief
 San Leandro, CA 94577              Operating Officer      Operating Officer
Edward L. Bisgaard................. Vice President, Chief  Vice President, Chief
 794 Davis Street                   Accounting Officer     Accounting Officer
 San Leandro, CA 94577              and Treasurer          and Treasurer
W. Lawrence Key ................... Senior Vice            N/A
 794 Davis Street                   President-- National
 San Leandro, CA 94577              Sales Manager
Steven J. Gray..................... Vice President, Chief  Vice President, Chief
 794 Davis Street                   Legal Counsel and      Legal Counsel and
 San Leandro, CA 94577              Secretary              Secretary

  (c) None.

                                     -C-4-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Trust Custodian, Investors Bank and Trust Company, 89 South Street, Boston, MA 02111.

ITEM 31. MANAGEMENT SERVICES

  None.

ITEM 32. UNDERTAKINGS

  (a) Registrant hereby undertakes to file a post-effective amendment including financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement.

  (b) The Registrant undertakes to furnish copies of its latest annual report and semi-annual report, upon request and without charge, to every person to whom a prospectus is delivered.

                                     -C-5-

                                  SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERETO DULY AUTHORIZED, IN THE CITY OF SAN LEANDRO, AND THE STATE OF CALIFORNIA, ON THE 28TH DAY OF JANUARY, 1997.

                                          Atlas Insurance Trust (Registrant)

                                          By: /s/    Marion O. Sandler
                                               ----------------------------
                                              MARION O. SANDLERCHAIRMAN, CHIEF
                                               EXECUTIVE OFFICER AND PRESIDENT

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

         SIGNATURE                     TITLE                      DATE

/s/  Marion O. Sandler         Chief Executive              January 28, 1997
----------------------------     Officer, President,
     MARION O. SANDLER           and Chairman

/s/ Julius Louis Helvey        Chief Financial              January 28, 1997
----------------------------     Officer and Group
    JULIUS LOUIS HELVEY          Senior Vice
                                 President

/s/  Edward L. Bisgaar         Chief Accounting             January 28, 1997
----------------------------     Officer, Treasurer
     EDWARD L. BISGAARD          and Vice President

                                     -C-6-

                                 EXHIBIT INDEX

 EXHIBIT
 NUMBER                    ITEM
 -------                   ----
     1   Agreement and Declaration of Trust
     2   By-Laws
     5   Form of Investment Management Agreement
     6   Form of Principal Underwriting Agreement

                                     -C-7-